UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22083

Fidelity Central Investment Portfolios II LLC
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	March 31, 2009

Item 1. Reports to Stockholders

Fidelity® Tactical Income
Central Fund

Semiannual Report

March 31, 2009

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

TP1-SANN-0509
1.807412.104

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2008 to March 31, 2009).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value October 1, 2008	Ending Account Value March 31, 2009	Expenses Paid During Period* October 1, 2008 to March 31, 2009
Actual	.0109%	$ 1,000.00	$ 978.40	$ .05
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,024.88	$ .06

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Quality Diversification (% of fund's net assets)
As of March 31, 2009	As of September 30, 2008
U.S. Government and U.S. Government Agency Obligations 53.4%	U.S. Government and U.S. Government Agency Obligations 63.4%
AAA 10.5%	AAA 13.2%
AA 4.2%	AA 7.5%
A 10.7%	A 9.1%
BBB 19.6%	BBB 21.1%
BB and Below 3.7%	BB and Below 2.9%
Not Rated 0.2%	Not Rated 0.2%
Short-Term Investments and Net Other Assets † (2.3)%	Short-Term Investments and Net Other Assets † (17.4)%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Duration as of March 31, 2009
6 months ago
Years	3.5	4.5

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of March 31, 2009 *	As of September 30, 2008 **
Corporate Bonds 33.3%	Corporate Bonds 33.1%
U.S. Government and U.S. Government Agency Obligations 53.4%	U.S. Government and U.S. Government Agency Obligations 63.4%
Asset-Backed Securities 4.2%	Asset-Backed Securities 5.6%
CMOs and Other Mortgage Related Securities 11.3%	CMOs and Other Mortgage Related Securities 14.4%
Municipal Bonds 0.0%	Municipal Bonds 0.5%
Other Investments 0.1%	Other Investments 0.4%
Short-Term Investments and Net Other Assets † (2.3)%	Short-Term Investments and Net Other Assets † (17.4)%

* Foreign investments	7.7%	** Foreign investments	10.4%
* Futures and Swaps	(0.6)%	** Futures and Swaps	(0.3)%
† Short-Term Investments and Net Other Assets are not included in the pie chart.

Semiannual Report

Investments March 31, 2009

Showing Percentage of Net Assets

Nonconvertible Bonds - 33.3%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 3.7%
Auto Components - 0.6%
DaimlerChrysler NA Holding Corp.:
5.75% 9/8/11	$ 7,645,000	$ 7,224,945
5.875% 3/15/11	12,095,000	11,577,443
		18,802,388
Automobiles - 0.1%
Ford Motor Co. 7.45% 7/16/31	12,780,000	4,057,650
Diversified Consumer Services - 0.1%
Cornell University 5.45% 2/1/19	3,000,000	3,039,210
Household Durables - 0.0%
Fortune Brands, Inc. 5.875% 1/15/36	1,230,000	845,876
Media - 2.7%
AOL Time Warner, Inc. 6.75% 4/15/11	10,224,000	10,376,614
Comcast Corp. 4.95% 6/15/16	8,729,000	7,919,717
COX Communications, Inc.:
6.25% 6/1/18 (b)	3,567,000	3,168,695
6.45% 12/1/36 (b)	6,587,000	5,005,698
6.95% 6/1/38 (b)	3,263,000	2,635,016
7.125% 10/1/12	8,325,000	8,287,354
Liberty Media Corp.:
5.7% 5/15/13	2,980,000	2,212,185
8.25% 2/1/30	8,580,000	4,661,952
News America Holdings, Inc. 7.75% 12/1/45	1,935,000	1,586,685
News America, Inc.:
6.15% 3/1/37	2,880,000	2,099,843
6.2% 12/15/34	2,090,000	1,503,460
6.9% 3/1/19 (b)	2,850,000	2,659,284
Time Warner Cable, Inc. 5.85% 5/1/17	25,421,000	22,789,825
Time Warner, Inc. 1.4613% 11/13/09 (h)	1,890,000	1,854,706
Viacom, Inc.:
1.67% 6/16/09 (h)	490,000	486,611
5.75% 4/30/11	7,510,000	7,315,934
6.125% 10/5/17	4,415,000	3,756,657
6.75% 10/5/37	2,840,000	2,009,862
		90,330,098
Specialty Retail - 0.2%
Staples, Inc. 9.75% 1/15/14	8,118,000	8,498,409
TOTAL CONSUMER DISCRETIONARY		125,573,631
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - 1.6%
Beverages - 0.3%
Anheuser-Busch InBev Worldwide, Inc. 8.2% 1/15/39 (b)	$ 4,500,000	$ 4,415,553
Diageo Capital PLC 5.2% 1/30/13	1,445,000	1,468,006
FBG Finance Ltd. 5.125% 6/15/15 (b)	3,715,000	3,162,056
		9,045,615
Food & Staples Retailing - 0.2%
CVS Caremark Corp.:
6.036% 12/10/28 (b)	2,361,951	1,775,030
6.302% 6/1/37 (h)	6,880,000	4,128,000
		5,903,030
Food Products - 0.3%
Kraft Foods, Inc.:
6% 2/11/13	3,860,000	4,066,471
6.25% 6/1/12	2,845,000	3,001,862
6.875% 2/1/38	4,125,000	4,050,903
		11,119,236
Tobacco - 0.8%
Altria Group, Inc.:
9.25% 8/6/19	4,444,000	4,751,498
9.7% 11/10/18	4,681,000	5,095,269
Philip Morris International, Inc. 6.375% 5/16/38	5,870,000	5,684,807
Reynolds American, Inc.:
6.75% 6/15/17	6,865,000	5,860,602
7.25% 6/15/37	10,175,000	7,122,500
		28,514,676
TOTAL CONSUMER STAPLES		54,582,557
ENERGY - 4.8%
Energy Equipment & Services - 0.9%
BJ Services Co. 6% 6/1/18	6,710,000	6,286,874
DCP Midstream LLC:
6.75% 9/15/37 (b)	3,320,000	2,236,847
9.75% 3/15/19 (b)	3,321,000	3,292,456
Halliburton Co. 6.15% 9/15/19	7,049,000	7,162,679
Kinder Morgan, Inc. 6.5% 9/1/12	4,952,000	4,617,740
Transocean Ltd.:
6% 3/15/18	3,500,000	3,297,420
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Energy Equipment & Services - continued
Transocean Ltd.: - continued
6.8% 3/15/38	$ 1,845,000	$ 1,620,893
Weatherford International Ltd. 6% 3/15/18	3,500,000	2,856,263
		31,371,172
Oil, Gas & Consumable Fuels - 3.9%
Anadarko Finance Co. 6.75% 5/1/11	3,435,000	3,466,090
Anadarko Petroleum Corp.:
5.95% 9/15/16	3,030,000	2,609,678
6.45% 9/15/36	4,565,000	3,190,775
Canadian Natural Resources Ltd. 5.7% 5/15/17	7,000,000	6,241,200
Canadian Oil Sands Ltd. 4.8% 8/10/09 (b)	5,220,000	5,198,353
Chevron Corp. 3.95% 3/3/14	9,930,000	10,197,802
ConocoPhillips:
5.75% 2/1/19	4,737,000	4,768,402
6.5% 2/1/39	3,142,000	3,064,946
Duke Capital LLC 6.25% 2/15/13	4,500,000	4,500,347
Duke Energy Field Services 7.875% 8/16/10	3,555,000	3,603,359
EnCana Corp. 4.75% 10/15/13	1,065,000	1,019,403
Kinder Morgan Energy Partners LP 6.75% 3/15/11	2,017,000	2,056,832
Kinder Morgan Finance Co. ULC 5.35% 1/5/11	11,103,000	10,603,365
Nakilat, Inc. 6.067% 12/31/33 (b)	5,890,000	3,984,703
Nexen, Inc.:
5.875% 3/10/35	4,940,000	3,268,408
6.4% 5/15/37	3,510,000	2,489,527
Pemex Project Funding Master Trust 1.8644% 12/3/12 (b)(h)	4,130,000	3,479,525
Petro-Canada:
6.05% 5/15/18	1,960,000	1,685,429
6.8% 5/15/38	4,895,000	3,675,567
Petroleos Mexicanos 8% 5/3/19 (b)	1,423,000	1,387,425
Plains All American Pipeline LP:
6.125% 1/15/17	1,320,000	1,121,546
6.65% 1/15/37	4,105,000	2,975,320
Suncor Energy, Inc.:
6.1% 6/1/18	6,075,000	5,181,046
6.5% 6/15/38	1,165,000	841,370
6.85% 6/1/39	5,340,000	4,035,689
Talisman Energy, Inc. yankee 6.25% 2/1/38	5,365,000	3,784,621
TEPPCO Partners LP:
6.65% 4/15/18	5,410,000	4,652,871
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
TEPPCO Partners LP: - continued
7.55% 4/15/38	$ 4,660,000	$ 3,613,369
Texas Eastern Transmission LP 6% 9/15/17 (b)	10,030,000	9,905,648
Valero Energy Corp. 6.625% 6/15/37	2,595,000	1,834,351
XTO Energy, Inc.:
5.9% 8/1/12	2,970,000	2,997,202
6.25% 8/1/17	7,000,000	6,826,694
6.75% 8/1/37	2,415,000	2,197,930
		130,458,793
TOTAL ENERGY		161,829,965
FINANCIALS - 13.2%
Capital Markets - 2.6%
Bear Stearns Companies, Inc. 6.95% 8/10/12	10,655,000	10,850,700
Goldman Sachs Group, Inc.:
5.45% 11/1/12	2,240,000	2,155,982
5.95% 1/18/18	4,700,000	4,266,843
6.15% 4/1/18	4,350,000	3,973,368
7.5% 2/15/19	5,630,000	5,617,687
Janus Capital Group, Inc.:
6.125% 9/15/11 (a)	1,637,000	1,118,734
6.5% 6/15/12	5,900,000	3,740,128
JPMorgan Chase Capital XVII 5.85% 8/1/35	2,830,000	1,649,726
JPMorgan Chase Capital XX 6.55% 9/29/36	45,870,000	29,449,412
Lazard Group LLC:
6.85% 6/15/17	2,362,000	1,901,868
7.125% 5/15/15	8,210,000	6,403,800
Merrill Lynch & Co., Inc. 6.875% 4/25/18	4,544,000	3,553,831
Morgan Stanley 1.6975% 1/9/14 (h)	18,765,000	13,915,373
		88,597,452
Commercial Banks - 2.4%
Bank of America NA 6% 10/15/36	3,915,000	2,589,870
BB&T Capital Trust IV 6.82% 6/12/77 (h)	1,009,000	427,017
Credit Suisse (Guernsey) Ltd. 5.86%	6,010,000	2,227,288
Credit Suisse First Boston 6% 2/15/18	8,680,000	7,570,705
Credit Suisse First Boston New York Branch 5% 5/15/13	4,559,000	4,405,275
DBS Bank Ltd. (Singapore) 1.4544% 5/16/17 (b)(h)	756,000	574,560
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
Export-Import Bank of Korea:
5.125% 2/14/11	$ 11,295,000	$ 11,111,016
5.25% 2/10/14 (b)	2,560,000	2,311,826
Fifth Third Bancorp:
4.5% 6/1/18	1,835,000	1,075,330
8.25% 3/1/38	1,166,000	714,634
HBOS PLC 6.75% 5/21/18 (b)	3,118,000	2,405,225
HSBC Holdings PLC:
1.6125% 10/6/16 (h)	737,000	538,594
6.5% 5/2/36	5,385,000	4,444,698
6.5% 9/15/37	1,710,000	1,399,375
KeyCorp Capital Trust VII 5.7% 6/15/35	13,632,000	7,076,344
Manufacturers & Traders Trust Co. 2.935% 4/1/13 (b)(h)	496,000	417,868
PNC Funding Corp. 1.3144% 1/31/12 (h)	1,881,000	1,530,026
Regions Bank 6.45% 6/26/37	1,300,000	861,392
Santander Issuances SA Unipersonal:
1.6475% 6/20/16 (b)(h)	2,268,000	1,502,970
5.805% 6/20/16 (b)(h)	5,630,000	3,772,100
Sovereign Bank 2.88% 8/1/13 (h)	1,063,000	806,427
Standard Chartered Bank 6.4% 9/26/17 (b)	10,620,000	8,000,343
Wachovia Bank NA 5.85% 2/1/37	10,890,000	7,902,350
Wells Fargo Bank NA 5.95% 8/26/36	7,963,000	5,871,367
		79,536,600
Consumer Finance - 0.7%
SLM Corp.:
1.3194% 7/26/10 (h)	29,367,000	20,847,457
1.3894% 10/25/11 (h)	1,810,000	1,042,403
1.4594% 1/27/14 (h)	1,095,000	502,007
1.52% 3/15/11 (h)	555,000	356,419
4.5% 7/26/10	1,140,000	855,000
5% 10/1/13	383,000	203,667
		23,806,953
Diversified Financial Services - 1.3%
Bank of America Corp. 5.75% 12/1/17	6,530,000	5,483,803
BTM Curacao Holding NV 1.6194% 12/19/16 (b)(h)	1,229,000	951,566
Citigroup, Inc.:
5.3% 10/17/12	3,500,000	3,084,925
5.5% 4/11/13	6,124,000	5,450,360
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Diversified Financial Services - continued
Citigroup, Inc.: - continued
6.125% 5/15/18	$ 8,400,000	$ 7,250,351
CME Group, Inc. 5.75% 2/15/14	2,004,000	2,065,405
GlaxoSmithKline Capital, Inc. 6.375% 5/15/38	4,776,000	4,823,091
JPMorgan Chase & Co. 4.891% 9/1/15 (h)	6,010,000	4,507,500
Mizuho Financial Group Cayman Ltd. 5.79% 4/15/14 (b)	1,045,000	986,232
Prime Property Funding, Inc. 5.5% 1/15/14 (b)	4,295,000	2,662,900
ZFS Finance USA Trust I 6.15% 12/15/65 (b)(h)	3,000,000	1,296,615
ZFS Finance USA Trust II 6.45% 12/15/65 (b)(h)	2,500,000	1,080,270
ZFS Finance USA Trust V 6.5% 5/9/67 (b)(h)	6,090,000	2,496,900
		42,139,918
Insurance - 1.5%
Axis Capital Holdings Ltd. 5.75% 12/1/14	5,615,000	4,669,872
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (b)(h)	11,559,000	5,786,782
Liberty Mutual Group, Inc.:
6.7% 8/15/16 (b)	7,190,000	5,692,790
10.75% 6/15/88 (b)(h)	4,025,000	1,972,250
Lincoln National Corp. 7% 5/17/66 (h)	1,430,000	300,300
Merna Reinsurance Ltd. Series 2007-1 Class B, 2.97% 6/30/12 (b)(h)	7,800,000	7,185,360
Metropolitan Life Global Funding I 5.125% 11/9/11 (b)	3,535,000	3,395,265
Monumental Global Funding II 5.65% 7/14/11 (b)	3,425,000	3,307,797
New York Life Global Funding 4.65% 5/9/13 (b)	4,556,000	4,436,546
Pacific Life Global Funding 5.15% 4/15/13 (b)	4,915,000	4,629,168
QBE Insurance Group Ltd. 5.647% 7/1/23 (b)(h)	9,370,000	4,216,500
Symetra Financial Corp. 6.125% 4/1/16 (b)	3,545,000	2,752,824
The Chubb Corp. 6.5% 5/15/38	2,125,000	2,039,233
		50,384,687
Real Estate Investment Trusts - 4.0%
AMB Property LP:
5.9% 8/15/13	4,780,000	3,393,800
6.3% 6/1/13	4,580,000	3,310,864
AvalonBay Communities, Inc. 6.625% 9/15/11	2,025,000	1,968,735
Brandywine Operating Partnership LP:
5.625% 12/15/10	9,315,000	8,301,826
5.75% 4/1/12	2,319,000	1,545,215
Camden Property Trust 4.375% 1/15/10	5,005,000	4,919,359
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Colonial Properties Trust:
4.75% 2/1/10	$ 8,697,000	$ 8,362,722
4.8% 4/1/11	1,390,000	1,209,539
5.5% 10/1/15	16,890,000	10,809,600
Developers Diversified Realty Corp.:
4.625% 8/1/10	370,000	277,807
5% 5/3/10	3,280,000	2,361,600
5.25% 4/15/11	3,260,000	1,695,200
5.375% 10/15/12	1,825,000	814,950
Duke Realty LP:
5.4% 8/15/14	5,025,000	3,266,250
5.5% 3/1/16	3,680,000	2,304,526
5.625% 8/15/11	2,450,000	2,058,343
5.875% 8/15/12	565,000	429,467
5.95% 2/15/17	1,215,000	726,621
6.25% 5/15/13	2,430,000	1,762,895
6.5% 1/15/18	4,005,000	2,358,845
Equity One, Inc.:
6% 9/15/17	3,010,000	1,916,777
6.25% 1/15/17	2,250,000	1,467,290
Federal Realty Investment Trust:
5.4% 12/1/13	2,560,000	1,868,800
6% 7/15/12	1,635,000	1,362,248
6.2% 1/15/17	1,240,000	868,000
HRPT Properties Trust:
5.75% 11/1/15	1,115,000	707,583
6.65% 1/15/18	2,745,000	1,631,197
Liberty Property LP:
5.5% 12/15/16	3,150,000	2,034,897
6.625% 10/1/17	3,020,000	2,057,118
Mack-Cali Realty LP:
5.05% 4/15/10	4,605,000	4,332,918
7.75% 2/15/11	525,000	488,250
Reckson Operating Partnership LP:
5.15% 1/15/11	1,460,000	1,182,600
6% 3/31/16	1,240,000	699,224
Simon Property Group LP:
4.6% 6/15/10	2,865,000	2,701,431
4.875% 8/15/10	9,675,000	9,100,402
5.1% 6/15/15	5,540,000	4,231,181
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Simon Property Group LP: - continued
5.375% 6/1/11	$ 1,630,000	$ 1,471,171
5.45% 3/15/13	22,350,000	18,327,000
5.75% 5/1/12	1,820,000	1,574,278
7.75% 1/20/11	1,100,000	1,055,446
Tanger Properties LP 6.15% 11/15/15	6,300,000	4,410,000
UDR, Inc. 5.5% 4/1/14	4,750,000	3,464,721
United Dominion Realty Trust, Inc. 5.25% 1/15/15	1,565,000	1,099,409
Washington (REIT) 5.95% 6/15/11	5,375,000	4,725,630
		134,655,735
Real Estate Management & Development - 0.4%
ERP Operating LP:
5.375% 8/1/16	1,125,000	886,600
5.5% 10/1/12	4,430,000	4,021,080
5.75% 6/15/17	5,375,000	4,254,157
6.625% 3/15/12	1,125,000	1,035,000
Post Apartment Homes LP 6.3% 6/1/13	4,385,000	3,551,850
		13,748,687
Thrifts & Mortgage Finance - 0.3%
Independence Community Bank Corp.:
3.3475% 6/20/13 (h)	1,349,000	930,810
3.75% 4/1/14 (h)	2,870,000	1,836,800
4.9% 9/23/10	8,645,000	8,131,530
		10,899,140
TOTAL FINANCIALS		443,769,172
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Eli Lilly & Co. 4.2% 3/6/14	4,752,000	4,894,817
INDUSTRIALS - 1.3%
Aerospace & Defense - 0.1%
Bombardier, Inc. 7.45% 5/1/34 (b)	4,500,000	2,610,000
Airlines - 1.1%
American Airlines, Inc. pass-thru trust certificates:
6.855% 10/15/10	101,993	98,423
6.978% 10/1/12	523,461	460,645
7.024% 4/15/11	2,545,000	2,443,200
Nonconvertible Bonds - continued
	Principal Amount	Value
INDUSTRIALS - continued
Airlines - continued
American Airlines, Inc. pass-thru trust certificates: - continued
7.858% 4/1/13	$ 11,500,000	$ 9,315,000
Continental Airlines, Inc.:
6.545% 8/2/20	1,266,667	1,089,334
6.648% 3/15/19	2,356,058	1,861,286
7.056% 3/15/11	2,000,000	1,920,000
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22	6,185,026	4,252,205
7.57% 11/18/10	6,500,000	5,882,500
U.S. Airways pass-thru trust certificates:
6.85% 7/30/19	2,223,788	1,523,295
8.36% 7/20/20	9,550,638	6,566,063
United Air Lines, Inc. pass-thru trust certificates:
Class 1A, 6.636% 1/2/24	3,752,053	2,476,355
6.071% 9/1/14	72,129	71,407
6.201% 3/1/10	31,112	30,801
6.602% 9/1/13	99,725	95,736
		38,086,250
Building Products - 0.0%
Masco Corp. 1.6313% 3/12/10 (h)	1,736,000	1,570,747
Road & Rail - 0.0%
Canadian Pacific Railway Co. 5.95% 5/15/37	445,000	310,539
Transportation Infrastructure - 0.1%
BNSF Funding Trust I 6.613% 12/15/55 (h)	2,756,000	1,998,100
TOTAL INDUSTRIALS		44,575,636
INFORMATION TECHNOLOGY - 0.8%
Communications Equipment - 0.1%
Cisco Systems, Inc. 4.95% 2/15/19	4,819,000	4,741,245
Electronic Equipment & Components - 0.3%
Tyco Electronics Group SA:
5.95% 1/15/14	4,712,000	3,862,558
6.55% 10/1/17	3,985,000	3,015,513
7.125% 10/1/37	2,289,000	1,465,750
		8,343,821
Office Electronics - 0.1%
Xerox Corp. 6.4% 3/15/16	2,814,000	2,145,568
Nonconvertible Bonds - continued
	Principal Amount	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 0.3%
Chartered Semiconductor Manufacturing Ltd.:
5.75% 8/3/10	$ 4,470,000	$ 3,975,940
6.375% 8/3/15	3,870,000	2,438,100
National Semiconductor Corp.:
1.57% 6/15/10 (h)	2,015,000	1,765,726
6.15% 6/15/12	3,260,000	2,536,534
		10,716,300
TOTAL INFORMATION TECHNOLOGY		25,946,934
MATERIALS - 1.1%
Chemicals - 0.1%
Agrium, Inc. 7.125% 5/23/36	3,415,000	2,882,164
Metals & Mining - 1.0%
BHP Billiton Financial USA Ltd.:
5.5% 4/1/14	2,795,000	2,814,269
6.5% 4/1/19	2,795,000	2,831,726
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (b)	2,620,000	2,767,708
Norilsk Nickel Finance Luxembourg SA 7.125% 9/30/09	3,770,000	3,741,876
Rio Tinto Finance Ltd.:
5.875% 7/15/13	5,550,000	4,976,774
6.5% 7/15/18	9,625,000	8,423,425
7.125% 7/15/28	8,500,000	6,978,611
		32,534,389
TOTAL MATERIALS		35,416,553
TELECOMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 1.5%
AT&T, Inc. 6.8% 5/15/36	6,735,000	6,361,652
BellSouth Capital Funding Corp. 7.875% 2/15/30	6,897,000	7,042,016
Deutsche Telekom International Financial BV:
5.25% 7/22/13	3,305,000	3,294,930
5.875% 8/20/13	4,795,000	4,877,234
Sprint Capital Corp.:
6.875% 11/15/28	4,699,000	2,866,390
7.625% 1/30/11	3,420,000	3,163,500
Telecom Italia Capital SA 5.25% 10/1/15	7,199,000	6,069,866
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Telefonica Emisiones SAU:
5.855% 2/4/13	$ 1,456,000	$ 1,507,685
6.221% 7/3/17	5,100,000	5,226,557
Verizon Communications, Inc.:
5.25% 4/15/13	3,605,000	3,679,934
6.35% 4/1/19	6,400,000	6,322,816
		50,412,580
Wireless Telecommunication Services - 0.4%
Sprint Nextel Corp. 6% 12/1/16	15,074,000	10,777,910
Vodafone Group PLC 5.625% 2/27/17	1,292,000	1,280,487
		12,058,397
TOTAL TELECOMMUNICATION SERVICES		62,470,977
UTILITIES - 4.8%
Electric Utilities - 2.5%
AmerenUE 6.4% 6/15/17	4,789,000	4,601,013
Baltimore Gas & Electric Co. 6.125% 7/1/13	3,815,000	3,807,107
Cleveland Electric Illuminating Co. 5.65% 12/15/13	5,880,000	5,696,309
Commonwealth Edison Co.:
5.4% 12/15/11	8,870,000	8,889,523
5.8% 3/15/18	3,258,000	3,086,753
EDP Finance BV 6% 2/2/18 (b)	11,483,000	10,962,717
Exelon Corp. 4.9% 6/15/15	14,900,000	12,651,247
FirstEnergy Corp. 6.45% 11/15/11	1,185,000	1,186,074
Nevada Power Co. 6.5% 5/15/18	1,920,000	1,838,984
Ohio Power Co. 1.605% 4/5/10 (h)	2,153,000	2,102,917
Oncor Electric Delivery Co. 6.375% 5/1/12	12,885,000	12,742,002
Pennsylvania Electric Co. 6.05% 9/1/17	4,760,000	4,436,882
Pepco Holdings, Inc. 4% 5/15/10	3,180,000	3,126,910
PPL Capital Funding, Inc. 6.7% 3/30/67 (h)	14,182,000	8,083,740
		83,212,178
Gas Utilities - 0.1%
Southern Natural Gas Co. 5.9% 4/1/17 (b)	2,735,000	2,383,555
Independent Power Producers & Energy Traders - 0.7%
Duke Capital LLC 5.668% 8/15/14	2,300,000	2,216,022
Exelon Generation Co. LLC 5.35% 1/15/14	11,750,000	11,004,580
PPL Energy Supply LLC:
6.2% 5/15/16	2,045,000	1,854,535
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Independent Power Producers & Energy Traders - continued
PPL Energy Supply LLC: - continued
6.5% 5/1/18	$ 5,340,000	$ 4,692,867
PSEG Power LLC 7.75% 4/15/11	4,000,000	4,185,820
		23,953,824
Multi-Utilities - 1.5%
Dominion Resources, Inc.:
6.3% 9/30/66 (h)	11,838,000	6,688,470
7.5% 6/30/66 (h)	7,960,000	4,935,200
National Grid PLC 6.3% 8/1/16	12,875,000	12,516,843
NiSource Finance Corp.:
1.8206% 11/23/09 (h)	5,611,000	5,353,421
5.4% 7/15/14	1,450,000	1,160,597
5.45% 9/15/20	5,172,000	3,789,705
6.15% 3/1/13	3,565,000	3,113,707
6.4% 3/15/18	9,640,000	7,800,273
7.875% 11/15/10	1,705,000	1,675,415
Wisconsin Energy Corp. 6.25% 5/15/67 (h)	9,090,000	5,363,100
		52,396,731
TOTAL UTILITIES		161,946,288
TOTAL NONCONVERTIBLE BONDS (Cost $1,360,734,792)		1,121,006,530
U.S. Government and Government Agency Obligations - 20.1%

U.S. Government Agency Obligations - 7.7%
Fannie Mae:
2.75% 2/5/14	20,130,000	20,425,659
2.75% 3/13/14	79,870,000	80,823,408
3.625% 2/12/13	25,630,000	27,135,532
5% 2/13/17	15,000,000	16,672,599
5.375% 6/12/17	17,000,000	19,296,508
Freddie Mac:
2.125% 3/23/12	30,410,000	30,640,447
4.125% 12/21/12	53,700,000	57,658,496
4.5% 7/15/13 (e)	7,000,000	7,633,052
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		260,285,701
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Treasury Inflation Protected Obligations - 6.1%
U.S. Treasury Inflation-Indexed Bonds 2.5% 1/15/29	$ 26,981,752	$ 29,338,335
U.S. Treasury Inflation-Indexed Notes:
2% 1/15/14 (e)	3,998,925	4,122,011
2.375% 1/15/17 (e)	135,127,398	143,573,528
2.375% 1/15/27 (e)	26,051,909	27,204,011
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		204,237,885
U.S. Treasury Obligations - 6.3%
U.S. Treasury Bonds 4.5% 5/15/38 (e)	23,000,000	26,852,500
U.S. Treasury Notes:
2.75% 10/31/13	86,590,000	91,325,434
4% 8/15/18	85,855,000	95,406,369
TOTAL U.S. TREASURY OBLIGATIONS		213,584,303
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $650,575,696)		678,107,889
U.S. Government Agency - Mortgage Securities - 32.1%

Fannie Mae - 25.1%
3.781% 6/1/34 (h)	1,253,353	1,256,106
3.915% 7/1/35 (h)	1,148,686	1,153,584
3.95% 6/1/33 (h)	170,255	170,624
4% 6/1/18 to 9/1/19	33,651,139	34,509,568
4.015% 8/1/36 (h)	3,804,373	3,832,759
4.057% 5/1/34 (h)	2,900,381	2,901,446
4.234% 9/1/33 (h)	1,847,251	1,852,708
4.291% 5/1/33 (h)	54,434	54,852
4.303% 3/1/33 (h)	132,982	135,465
4.324% 7/1/35 (h)	856,201	865,942
4.331% 2/1/35 (h)	966,176	972,240
4.432% 3/1/35 (h)	465,296	473,777
4.456% 7/1/35 (h)	595,048	599,326
4.475% 3/1/35 (h)	948,575	961,247
4.5% 4/1/23	26,129	26,943
4.512% 11/1/36 (h)	3,253,390	3,320,491
4.519% 3/1/35 (h)	1,501,887	1,509,535
4.525% 5/1/35 (h)	632,598	641,439
4.541% 10/1/35 (h)	17,228,019	17,525,243
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
4.545% 12/1/36 (h)	$ 2,916,141	$ 2,983,577
4.548% 10/1/33 (h)	200,270	202,666
4.616% 9/1/35 (h)	5,245,681	5,358,972
4.647% 4/1/35 (h)	11,839,536	12,083,726
4.667% 7/1/35 (h)	260,700	266,169
4.705% 7/1/35 (h)	2,840,078	2,950,737
4.739% 10/1/35 (h)	1,770,919	1,798,118
4.759% 5/1/35 (h)	8,252,190	8,483,272
4.785% 8/1/35 (h)	6,104,365	6,252,764
4.813% 9/1/35 (h)	5,794,253	5,967,209
4.856% 8/1/35 (h)	8,016,933	8,236,813
4.858% 10/1/34 (h)	3,530,871	3,572,208
4.877% 2/1/36 (h)	5,530,213	5,653,622
4.987% 7/1/35 (h)	3,304,960	3,360,276
5% 2/1/18 to 10/1/38 (d)(e)	150,892,902	156,155,583
5% 4/13/39 (c)	35,000,000	36,106,326
5% 4/13/39 (c)	40,000,000	41,264,372
5.075% 7/1/34 (h)	699,113	717,465
5.084% 9/1/34 (h)	270,548	273,755
5.101% 3/1/35 (h)	168,368	169,423
5.185% 3/1/35 (h)	161,495	164,285
5.189% 6/1/35 (h)	974,604	982,048
5.194% 5/1/35 (h)	3,512,435	3,590,383
5.205% 5/1/36 (h)	1,240,989	1,265,271
5.241% 9/1/36 (h)	8,398,181	8,754,629
5.291% 3/1/36 (h)	2,387,620	2,461,998
5.31% 12/1/34 (h)	352,854	357,063
5.5% 12/1/13 to 12/1/38	349,606,295	364,025,051
5.593% 7/1/37 (h)	1,211,425	1,252,436
5.595% 3/1/36 (h)	2,130,039	2,198,591
5.677% 3/1/36 (h)	5,143,178	5,299,698
5.705% 4/1/36 (h)	4,013,369	4,153,260
6% 8/1/11 to 5/1/38	38,982,911	41,051,349
6% 4/1/39 (c)	14,000,000	14,620,442
6% 4/13/39 (c)	250,000	261,079
6% 4/13/39 (c)	250,000	261,079
6.013% 4/1/36 (h)	901,579	932,236
6.118% 4/1/36 (h)	2,692,064	2,778,695
6.243% 6/1/36 (h)	444,442	452,097
6.318% 4/1/36 (h)	920,243	951,881
6.5% 2/1/12 to 11/1/16	1,551,217	1,636,003
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
7% 5/1/09 to 6/1/32	$ 7,354,189	$ 7,858,069
7.5% 2/1/22 to 11/1/31	3,549,607	3,811,933
8% 6/1/29	1,609	1,721
11.5% 11/1/15	7,852	8,157
TOTAL FANNIE MAE		843,749,802
Freddie Mac - 2.0%
3.155% 2/1/34 (h)	256,085	256,346
3.883% 1/1/35 (h)	170,091	171,698
4% 7/1/18 to 9/1/20	6,417,219	6,559,735
4.225% 8/1/35 (h)	8,392,946	8,483,214
4.241% 6/1/35 (h)	8,160,252	8,274,367
4.275% 6/1/35 (h)	423,082	429,747
4.317% 12/1/34 (h)	338,176	344,387
4.322% 3/1/35 (h)	582,188	592,527
4.364% 2/1/35 (h)	768,705	780,806
4.406% 3/1/35 (h)	431,579	438,871
4.471% 3/1/35 (h)	384,966	391,509
4.479% 3/1/35 (h)	998,093	1,012,875
4.52% 2/1/35 (h)	719,689	732,964
4.642% 5/1/35 (h)	2,756,689	2,820,165
4.746% 7/1/35 (h)	3,367,594	3,432,547
4.789% 2/1/36 (h)	5,712,033	5,874,674
4.828% 1/1/36 (h)	1,022,247	1,043,851
5% 11/1/33 to 4/1/38	11,722,218	12,123,709
5.14% 4/1/35 (h)	2,039,083	2,084,006
5.257% 3/1/35 (h)	263,877	265,634
5.684% 10/1/35 (h)	781,935	815,289
5.864% 6/1/36 (h)	1,048,138	1,080,620
5.986% 6/1/36 (h)	908,104	936,649
6.101% 6/1/36 (h)	1,026,534	1,063,242
6.604% 1/1/37 (h)	5,734,322	5,933,461
7.5% 11/1/16 to 6/1/32	1,716,770	1,844,759
8% 7/1/25 to 10/1/27	63,687	68,100
8.5% 2/1/19 to 8/1/22	8,727	9,409
12% 11/1/19	9,001	9,990
TOTAL FREDDIE MAC		67,875,151
Government National Mortgage Association - 5.0%
3.75% 1/20/34 (h)	2,365,651	2,356,720
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Government National Mortgage Association - continued
5.5% 11/20/33 to 1/20/39	$ 132,890,342	$ 138,553,528
5.5% 4/20/39 (c)	12,000,000	12,487,872
6% 4/15/09 to 9/15/10	5,583	5,671
6.5% 4/15/09 to 12/15/32	6,570,422	6,980,415
7% 6/15/24 to 12/15/33	6,467,411	6,913,943
7.5% 3/15/22 to 8/15/28	1,858,776	1,985,655
8% 4/15/24 to 12/15/25	126,732	136,178
8.5% 8/15/29 to 11/15/31	287,796	317,593
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		169,737,575
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,039,476,287)		1,081,362,528
Asset-Backed Securities - 4.2%

Accredited Mortgage Loan Trust:
Series 2004-4 Class A2D, 0.8719% 1/25/35 (h)	65,797	24,016
Series 2005-1 Class M1, 0.9919% 4/25/35 (h)	1,212,000	610,659
ACE Securities Corp. Home Equity Loan Trust:
Series 2003-HS1 Class M2, 3.1469% 6/25/33 (h)	79,643	55,134
Series 2004-HE1 Class M1, 1.0219% 2/25/34 (h)	182,232	154,212
Series 2005-HE2 Class M2, 0.9719% 4/25/35 (h)	170,000	128,735
Series 2005-SD1 Class A1, 0.9219% 11/25/50 (h)	22,409	19,988
Advanta Business Card Master Trust:
Series 2006-C1 Class C1, 1.025% 10/20/14 (h)	773,000	38,650
Series 2007-A4 Class A4, 0.575% 4/22/13 (h)	2,835,000	2,104,484
Airspeed Ltd. Series 2007-1A Class C1, 3.0563% 6/15/32 (b)(h)	5,043,100	1,562,857
ALG Student Loan Trust I Series 2006-1 Class A1, 1.1938% 10/28/18 (b)(h)	635,690	629,134
American Express Credit Account Master Trust Series 2004-C Class C, 1.0563% 2/15/12 (b)(h)	161,311	151,289
AmeriCredit Automobile Receivables Trust Series 2005-1 Class C, 4.73% 7/6/10	280,451	279,882
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.2219% 12/25/33 (h)	99,886	57,655
Series 2004-R10 Class M1, 1.2219% 11/25/34 (h)	441,000	197,862
Series 2004-R11 Class M1, 1.1819% 11/25/34 (h)	379,752	127,491
Asset-Backed Securities - continued
	Principal Amount	Value
Ameriquest Mortgage Securities, Inc. pass-thru certificates: - continued
Series 2004-R2:
Class M1, 0.9519% 4/25/34 (h)	$ 167,000	$ 124,376
Class M3, 1.0719% 4/25/34 (h)	108,520	38,272
Series 2005-R1 Class M1, 0.9719% 3/25/35 (h)	612,000	292,761
Series 2005-R10 Class A2B, 0.7419% 12/25/35 (h)	538,859	325,460
Series 2005-R2 Class M1, 0.9719% 4/25/35 (h)	1,342,000	717,847
Amortizing Residential Collateral Trust Series 2002-BC3 Class A, 0.8519% 6/25/32 (h)	114,247	55,290
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.9119% 3/1/34 (h)	31,145	5,708
Series 2004-W11 Class M2, 1.2219% 11/25/34 (h)	365,000	111,429
Series 2004-W5 Class M1, 1.1219% 4/25/34 (h)	441,000	230,914
Series 2004-W7 Class M2, 1.1219% 5/25/34 (h)	337,000	173,373
Series 2006-W4 Class A2C, 0.6819% 5/25/36 (h)	1,009,000	254,741
Asset Backed Funding Corp. Trust Series 2005-HE1 Class M1, 0.9419% 12/25/34 (h)	931,874	461,092
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE2 Class M1, 1.9063% 4/15/33 (h)	3,141,621	1,627,155
Series 2003-HE3 Class M1, 1.8013% 6/15/33 (h)	155,152	66,263
Series 2003-HE6 Class M1, 1.1719% 11/25/33 (h)	349,000	183,377
Series 2004-HE2 Class M1, 1.0719% 4/25/34 (h)	5,055,000	2,053,282
Series 2004-HE6 Class A2, 0.8819% 6/25/34 (h)	270,833	103,272
Bank of America Credit Card Master Trust Series 2006-HE7 Class B4, 0.6363% 3/15/12 (h)	2,232,000	2,055,183
Bayview Financial Acquisition Trust Series 2004-C Class A1, 1.1525% 5/28/44 (h)	210,594	128,729
Bayview Financial Mortgage Loan Trust Series 2004-A Class A, 1.1975% 2/28/44 (h)	412,011	248,134
Bear Stearns Asset Backed Securities I Trust:
Series 2005-3 Class A1, 0.9719% 9/25/35 (h)	69,980	47,259
Series 2005-FR1 Class M1, 1.0219% 6/25/35 (h)	629,000	262,717
Series 2005-HE2 Class M1, 1.0219% 2/25/35 (h)	991,650	299,231
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 1.2322% 12/26/24 (h)	1,493,217	1,329,530
C-BASS Trust Series 2006-CB7 Class A2, 0.5819% 10/25/36 (h)	300,162	235,112
Capital Auto Receivables Asset Trust Series 2005-1 Class B, 0.9313% 6/15/10 (h)	309,379	306,914
Capital One Auto Finance Trust Series 2006-C Class A3B, 0.5663% 7/15/11 (h)	211,433	200,134
Capital One Multi-Asset Execution Trust Series 2007-C3 Class C3, 0.8463% 4/15/13 (b)(h)	1,890,000	1,546,152
Asset-Backed Securities - continued
	Principal Amount	Value
Capital Trust Ltd. Series 2004-1 Class A2, 0.995% 7/20/39 (b)(h)	$ 280,000	$ 70,000
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 0.8219% 7/25/36 (h)	742,000	25,816
Series 2007-RFC1 Class A3, 0.6619% 12/25/36 (h)	1,172,000	304,720
Cendant Timeshare Receivables Funding LLC:
Series 2005 1A Class 2A2, 0.725% 5/20/17 (b)(h)	171,952	125,027
Series 2005-1A Class A1, 4.67% 5/20/17 (b)	587,414	454,939
Chase Issuance Trust Series 2004-3 Class C, 1.0263% 6/15/12 (h)	345,000	314,616
CIT Equipment Collateral Trust Series 2006-VT2 Class D, 5.46% 4/20/14	202,249	97,080
Citigroup Mortgage Loan Trust:
Series 2003-HE4 Class A, 0.9319% 12/25/33 (b)(h)	243,950	155,553
Series 2007-AMC4 Class M1, 0.7919% 5/25/37 (h)	498,000	14,293
CNH Equipment Trust Series 2006-A Class A4, 5.27% 9/15/11	13,965,000	14,178,718
CNH Wholesale Master Note Trust Series 2006-1A:
Class A, 0.6163% 7/15/12 (b)(h)	851,000	810,378
Class B, 0.8363% 7/15/12 (b)(h)	851,000	801,412
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (b)	1,168,845	117
Countrywide Home Loans, Inc.:
Series 2002-6 Class AV1, 1.3819% 5/25/33 (h)	498,636	260,356
Series 2004-3:
Class 3A4, 0.7719% 8/25/34 (h)	120,476	63,554
Class M1, 1.0219% 6/25/34 (h)	430,000	270,164
Class M4, 1.4919% 4/25/34 (h)	103,878	50,553
Series 2004-4:
Class A, 0.8919% 8/25/34 (h)	26,508	12,563
Class M2, 1.0519% 6/25/34 (h)	382,121	241,137
Series 2005-1:
Class M1, 0.9419% 8/25/35 (h)	333,000	226,242
Class MV2, 0.9619% 7/25/35 (h)	919,000	594,254
Series 2005-3 Class MV1, 0.9419% 8/25/35 (h)	1,611,000	1,397,155
Series 2005-AB1 Class A2, 0.7319% 8/25/35 (h)	298,399	247,127
CPS Auto Receivables Trust:
Series 2004-D Class A2, 3.86% 12/15/11 (b)	91,071	83,526
Series 2006-A Class A4, 5.33% 11/15/12 (b)	1,683,058	1,657,309
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A Class C, 6.667% 6/28/38 (b)	4,725,000	1,512,000
Asset-Backed Securities - continued
	Principal Amount	Value
Crown Castle Towers LLC/Crown Atlantic Holdings Sub LLC/Crown Communication, Inc. Series 2005-1A:
Class B, 4.878% 6/15/35 (b)	$ 2,706,000	$ 2,543,640
Class C, 5.074% 6/15/35 (b)	2,457,000	2,272,725
Discover Card Master Trust I:
Series 2006-2 Class B1, 0.6763% 1/17/12 (h)	1,890,000	1,754,045
Series 2007-1 Class B, 0.6563% 8/15/12 (h)	1,890,000	1,640,023
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5 Class AB3, 0.8137% 5/28/35 (h)	25,289	14,706
Fieldstone Mortgage Investment Corp.:
Series 2004-3 Class M5, 2.6969% 8/25/34 (h)	189,000	41,585
Series 2006-3 Class 2A3, 0.6819% 11/25/36 (h)	2,926,000	636,405
First Franklin Mortgage Loan Trust:
Series 2004-FF2 Class M3, 1.3469% 3/25/34 (h)	14,790	4,782
Series 2006-FF12 Class A2, 0.5619% 9/25/36 (h)	284,172	264,959
First Investors Auto Owner Trust Series 2006-A Class A3, 4.93% 2/15/11 (b)	88,766	88,150
Ford Credit Auto Owner Trust Series 2006-B Class D, 7.26% 2/15/13 (b)	2,860,000	1,600,708
Ford Credit Floorplan Master Owner Trust:
Series 2006-3 Class B, 1.0063% 6/15/11 (h)	1,316,000	921,200
Series 2006-4 Class B, 1.1063% 6/15/13 (h)	502,000	260,325
Fremont Home Loan Trust:
Series 2004-1:
Class M1, 1.1969% 2/25/34 (h)	44,293	12,605
Class M2, 1.2719% 2/25/34 (h)	76,000	46,098
Series 2004-A Class M1, 1.3469% 1/25/34 (h)	768,427	414,848
Series 2005-A:
Class M1, 0.9519% 1/25/35 (h)	377,760	356,589
Class M2, 0.9819% 1/25/35 (h)	2,441,000	959,495
Class M3, 1.0119% 1/25/35 (h)	1,317,000	436,566
Class M4, 1.2019% 1/25/35 (h)	236,000	108,102
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 1.6288% 9/25/30 (b)(h)	1,531,000	1,038,324
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (b)	2,721,180	2,474,178
GE Business Loan Trust Series 2003-1 Class A, 0.9863% 4/15/31 (b)(h)	232,236	143,986
GE Capital Credit Card Master Note Trust:
Series 2006-1:
Class B, 0.6663% 9/17/12 (h)	578,000	522,875
Class C, 0.7963% 9/17/12 (h)	450,000	337,500
Series 2007-1 Class C, 0.8263% 3/15/13 (h)	3,085,000	2,005,250
Asset-Backed Securities - continued
	Principal Amount	Value
GSAMP Trust:
Series 2002-HE Class M1, 2.42% 11/20/32 (h)	$ 402,771	$ 201,516
Series 2003-FM1 Class M1, 1.775% 3/20/33 (h)	769,660	408,508
Series 2004-AR1 Class M1, 1.1719% 6/25/34 (h)	1,426,000	448,790
Series 2004-FM1 Class M1, 1.4969% 11/25/33 (h)	247,022	128,659
Series 2004-FM2 Class M1, 1.2719% 1/25/34 (h)	669,813	316,736
Series 2004-HE1 Class M1, 1.0719% 5/25/34 (h)	372,709	116,071
GSR Mortgage Loan Trust:
Series 2004-OPT Class A1, 0.8619% 11/25/34 (h)	10,310	4,107
Series 2005-MTR1 Class A1, 0.6619% 10/25/35 (h)	189,592	181,086
Guggenheim Structured Real Estate Funding Ltd.:
Series 2005-1 Class C, 1.6019% 5/25/30 (b)(h)	429,082	107,271
Series 2006-3:
Class B, 0.9219% 9/25/46 (b)(h)	402,000	60,300
Class C, 1.0719% 9/25/46 (b)(h)	992,000	99,200
Home Equity Asset Trust:
Series 2002-3 Class A5, 1.4019% 2/25/33 (h)	261	48
Series 2003-2 Class M1, 1.8419% 8/25/33 (h)	1,167,922	521,442
Series 2003-3 Class M1, 1.8119% 8/25/33 (h)	649,416	282,639
Series 2003-4 Class M1, 1.7219% 10/25/33 (h)	314,807	127,748
Series 2003-5:
Class A2, 1.2219% 12/25/33 (h)	21,396	5,870
Class M1, 1.5719% 12/25/33 (h)	217,718	111,706
Series 2003-7 Class A2, 1.2819% 3/25/34 (h)	1,077	168
Series 2003-8 Class M1, 1.6019% 4/25/34 (h)	338,586	145,369
Series 2004-3 Class M2, 2.2219% 8/25/34 (h)	217,323	111,984
Series 2004-7 Class A3, 0.9119% 1/25/35 (h)	398	143
Series 2005-1 Class M1, 0.9519% 5/25/35 (h)	783,972	682,052
Series 2005-3 Class M1, 0.9319% 8/25/35 (h)	540,191	474,610
Series 2005-5 Class 2A2, 0.7719% 11/25/35 (h)	250,586	215,994
Series 2006-1 Class 2A3, 0.7469% 4/25/36 (h)	2,263,481	1,564,820
Household Home Equity Loan Trust Series 2004-1 Class M, 0.99% 9/20/33 (h)	182,696	115,447
HSBC Credit Card Master Note Trust I Series 2006-1 Class B, 0.6963% 6/15/12 (h)	1,462,000	1,366,460
HSBC Home Equity Loan Trust:
Series 2005-2:
Class M1, 0.93% 1/20/35 (h)	988,557	542,623
Class M2, 0.96% 1/20/35 (h)	741,494	372,526
Series 2005-3 Class A1, 0.73% 1/20/35 (h)	262,073	140,495
Series 2006-2:
Class M1, 0.815% 3/20/36 (h)	409,130	215,342
Class M2, 0.835% 3/20/36 (h)	676,539	335,178
Asset-Backed Securities - continued
	Principal Amount	Value
HSBC Home Equity Loan Trust: - continued
Series 2006-3 Class A1V, 0.625% 3/20/36 (h)	$ 402,391	$ 385,602
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.7119% 1/25/37 (h)	805,000	148,254
Hyundai Auto Receivables Trust Series 2004-1 Class A4, 5.26% 11/15/12	12,721,560	12,932,946
JPMorgan Mortgage Acquisition Trust Series 2007-CH1:
Class AV4, 0.6519% 11/25/36 (h)	808,000	335,320
Class MV1, 0.7519% 11/25/36 (h)	656,000	90,648
Keycorp Student Loan Trust:
Series 1999-A Class A2, 1.7963% 12/27/09 (h)	691,032	534,941
Series 2006-A Class 2A1, 1.4963% 9/27/21 (h)	365,031	356,302
Long Beach Mortgage Loan Trust:
Series 2003-2 Class M1, 1.7519% 6/25/33 (h)	1,357,838	582,297
Series 2003-3 Class M1, 1.6469% 7/25/33 (h)	5,547,638	2,884,501
Series 2004-2 Class M2, 1.6019% 6/25/34 (h)	278,337	213,093
MASTR Asset Backed Securities Trust Series 2006-AM3 Class M1, 0.7819% 10/25/36 (h)	292,000	5,721
Merrill Lynch Mortgage Investors Trust:
Series 2003-HE1 Class M1, 1.2219% 7/25/34 (h)	379,199	260,181
Series 2003-OPT1 Class M1, 1.1719% 7/25/34 (h)	104,554	72,699
Series 2006-FM1 Class A2B, 0.6319% 4/25/37 (h)	1,691,000	1,122,598
Series 2006-OPT1 Class A1A, 0.7819% 6/25/35 (h)	1,103,339	512,708
Morgan Stanley ABS Capital I Trust:
Series 2002-HE3 Class M1, 2.1719% 12/27/32 (h)	560,974	311,391
Series 2003-NC7 Class M1, 1.5719% 6/25/33 (h)	338,774	170,702
Series 2003-NC8 Class M1, 1.5719% 9/25/33 (h)	262,746	136,190
Series 2004-HE6 Class A2, 0.8619% 8/25/34 (h)	37,283	6,547
Series 2004-NC2 Class M1, 1.3469% 12/25/33 (h)	1,976,806	836,885
Series 2005-HE1 Class M2, 0.9919% 12/25/34 (h)	317,000	155,485
Series 2005-HE2 Class M1, 0.9219% 1/25/35 (h)	287,000	74,572
Series 2005-NC1 Class M1, 0.9619% 1/25/35 (h)	260,000	71,262
Series 2007-HE2 Class A2A, 0.5619% 1/25/37 (h)	69,919	48,736
Series 2007-HE4 Class A2A, 0.6319% 2/25/37 (h)	67,954	41,453
Series 2007-NC3 Class A2A, 0.5819% 5/25/37 (h)	37,227	25,526
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-NC4 Class M1, 2.0219% 1/25/32 (h)	5,724	1,387
Series 2002-AM3 Class A3, 1.5019% 2/25/33 (h)	66,713	54,592
Series 2002-HE2 Class M1, 2.0219% 8/25/32 (h)	418,849	194,123
Series 2002-NC1 Class M1, 1.7219% 2/25/32 (b)(h)	356,094	182,679
Series 2002-NC3:
Class A3, 1.2019% 8/25/32 (h)	22,400	3,574
Asset-Backed Securities - continued
	Principal Amount	Value
Morgan Stanley Dean Witter Capital I Trust: - continued
Series 2002-NC3:
Class M1, 1.6019% 8/25/32 (h)	$ 674,846	$ 304,065
Series 2003-NC1 Class M1, 2.0969% 11/25/32 (h)	262,548	104,848
Morgan Stanley Home Equity Loans Trust Series 2007-2 Class A1, 0.6219% 4/25/37 (h)	50,789	33,693
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (i)	4,892,500	803,691
Series 2005-GT1 Class AIO, 6.75% 12/25/09 (i)	2,300,000	130,095
Series 2006-3 Class A1, 0.5519% 9/25/19 (h)	740,044	707,975
Series 2006-4 Class A1, 0.5519% 3/25/25 (h)	648,921	571,773
New Century Home Equity Loan Trust:
Series 2003-6 Class M1, 1.6019% 1/25/34 (h)	755,722	405,340
Series 2005-4 Class M2, 1.0319% 9/25/35 (h)	928,000	154,997
Series 2005-D Class M2, 0.9919% 2/25/36 (h)	193,000	9,532
Nomura Home Equity Loan Trust:
Series 2006-AF1 Class A1, 6.032% 10/25/36	165,440	156,082
Series 2006-HE2 Class A2, 0.6419% 3/25/36 (h)	498,869	454,890
Ocala Funding LLC:
Series 2005-1A Class A, 2.045% 3/20/10 (b)(h)	347,000	121,450
Series 2006-1A Class A, 1.945% 3/20/11 (b)(h)	765,000	306,000
Option One Mortgage Loan Trust Series 2004-3 Class M3, 1.1719% 11/25/34 (h)	223,000	131,691
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M2, 1.2019% 9/25/34 (h)	181,000	94,360
Class M3, 1.7719% 9/25/34 (h)	346,000	53,190
Class M4, 1.9719% 9/25/34 (h)	444,000	35,512
Series 2004-WCW2 Class M3, 1.0719% 7/25/35 (h)	260,000	30,442
Series 2004-WHQ2 Class M1, 1.1119% 2/25/35 (h)	756,000	516,239
Series 2004-WWF1:
Class M2, 1.2019% 2/25/35 (h)	1,045,000	532,950
Class M3, 1.2619% 2/25/35 (h)	129,000	36,623
Series 2005-WCH1:
Class M2, 1.0419% 1/25/35 (h)	501,000	252,138
Class M3, 1.0819% 1/25/35 (h)	311,000	99,945
Class M4, 1.3519% 1/25/35 (h)	959,000	127,216
Series 2005-WHQ2 Class M7, 1.7719% 5/25/35 (h)	1,682,000	66,017
Providian Master Note Trust Series 2006-C1A Class C1, 1.1063% 3/16/15 (b)(h)	1,401,000	630,450
Residential Asset Mortgage Products, Inc. Series 2003-RZ2 Class A1, 3.6% 4/25/33	564,328	523,943
Asset-Backed Securities - continued
	Principal Amount	Value
Residential Asset Securities Corp. Series 2007-KS2 Class AI1, 0.5919% 2/25/37 (h)	$ 1,080,561	$ 921,181
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.3219% 4/25/33 (h)	3,323	533
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.3169% 3/25/35 (h)	3,624,000	1,458,949
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.695% 3/20/19 (b)(h)	679,027	482,041
SLM Private Credit Student Loan Trust Series 2004-A Class C, 2.27% 6/15/33 (h)	827,000	372,150
Sovereign Dealer Floor Plan Master LLC Series 2006-1:
Class B, 0.7363% 8/15/11 (b)(h)	1,124,000	955,400
Class C, 0.9363% 8/15/11 (b)(h)	513,000	410,400
Specialty Underwriting & Residential Finance Trust:
Series 2003-BC3 Class M2, 2.1219% 8/25/34 (h)	148,918	97,434
Series 2003-BC4 Class M1, 1.1219% 11/25/34 (h)	985,000	383,897
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.6719% 9/25/34 (h)	58,287	4,302
Structured Asset Securities Corp.:
Series 2004-GEL1 Class A, 0.8819% 2/25/34 (h)	262,165	108,914
Series 2007-GEL1 Class A2, 0.7119% 1/25/37 (b)(h)	851,000	231,238
Structured Asset Securities Corp. Mortgage Loan Trust Series 2007-OSI Class A2, 0.6119% 6/25/37 (h)	1,629,774	1,188,528
Superior Wholesale Inventory Financing Trust:
Series 2004-A10:
Class A, 0.6563% 9/15/11 (h)	5,568,000	4,677,120
Class B, 0.8363% 9/15/11 (h)	2,556,000	766,800
Series 2007-AE1:
Class A, 0.6563% 1/15/12 (h)	636,000	483,360
Class B, 0.8563% 1/15/12 (h)	553,000	165,900
Class C, 1.1563% 1/15/12 (h)	687,000	147,705
Swift Master Auto Receivables Trust Series 2007-1:
Class A, 0.6563% 6/15/12 (h)	1,868,000	1,354,300
Class B, 0.7763% 6/15/12 (h)	4,350,000	1,740,000
Class C, 1.0563% 6/15/12 (h)	2,595,000	778,500
Terwin Mortgage Trust:
Series 2003-4HE Class A1, 0.9519% 9/25/34 (h)	18,730	3,903
Series 2003-6HE Class A1, 0.9919% 11/25/33 (h)	23,702	6,263
Turquoise Card Backed Securities PLC:
Series 2006-1A Class C, 0.8863% 5/16/11 (b)(h)	1,839,000	1,785,842
Series 2006-2:
Class B, 0.7063% 10/17/11 (h)	2,226,000	1,982,879
Asset-Backed Securities - continued
	Principal Amount	Value
Turquoise Card Backed Securities PLC: - continued
Series 2006-2:
Class C, 0.9063% 10/17/11 (h)	$ 2,091,000	$ 1,672,800
Series 2007-1 Class C, 0.9263% 6/15/12 (h)	2,385,000	1,674,142
WaMu Master Note Trust:
Series 2006-A3A Class A3, 0.5863% 9/16/13 (b)(h)	3,571,000	3,456,728
Series 2006-C2A Class C2, 1.0563% 8/15/15 (b)(h)	4,550,000	2,042,885
Series 2006-C3A Class C3A, 0.9363% 10/15/13 (b)(h)	3,185,000	2,653,245
Series 2007-A4A Class A4, 5.2% 10/15/14 (b)	2,065,000	1,886,082
Series 2007-C1 Class C1, 0.9563% 5/15/14 (b)(h)	2,771,000	1,607,180
Whinstone Capital Management Ltd. Series 1A Class B3, 2.0594% 10/25/44 (b)(h)	2,326,549	279,186
TOTAL ASSET-BACKED SECURITIES (Cost $195,389,841)		139,826,790
Collateralized Mortgage Obligations - 4.5%

Private Sponsor - 3.3%
Arkle Master Issuer PLC floater:
Series 2006-1A Class 3C, 1.6275% 2/17/52 (b)(h)	435,000	326,250
Series 2006-2A:
Class 2B, 1.3575% 2/17/52 (b)(h)	1,531,000	1,396,777
Class 2M, 1.4375% 2/17/52 (b)(h)	1,041,000	923,409
Arran Residential Mortgages Funding No. 1 PLC floater Series 2006-1A Class DB, 1.7838% 4/12/56 (b)(h)	977,449	490,557
Banc of America Commercial Mortgage Trust Series 2007-2:
Class B, 5.6985% 4/10/49 (h)	865,000	129,750
Class C, 5.6985% 4/10/49 (h)	2,315,000	324,100
Class D, 5.6985% 4/10/49 (h)	1,160,000	150,800
Banc of America Mortgage Securities, Inc.:
Series 2003-J Class 2A2, 5.2914% 11/25/33 (h)	1,563,454	1,230,963
Series 2003-K Class 1A1, 5.2035% 12/25/33 (h)	43,786	34,262
Series 2004-A:
Class 2A1, 5.4737% 2/25/34 (h)	1,037,579	815,479
Class 2A2, 5.4737% 2/25/34 (h)	4,465,086	3,509,307
Series 2004-B Class 1A1, 5.6716% 3/25/34 (h)	48,763	37,139
Series 2004-C Class 1A1, 5.9713% 4/25/34 (h)	86,365	64,573
Series 2004-D Class 2A1, 3.6158% 5/25/34 (h)	611,305	465,229
Series 2005-E Class 2A7, 4.6148% 6/25/35 (h)	3,890,000	1,895,881
Series 2005-H:
Class 1A1, 5.3264% 9/25/35 (h)	627,371	421,411
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Banc of America Mortgage Securities, Inc.: - continued
Series 2005-H:
Class 2A2, 4.8032% 9/25/35 (h)	$ 855,075	$ 273,212
Bayview Commercial Asset Trust Series 2006-3A Class IO, 2.3908% 10/25/36 (b)(h)(i)	33,948,648	2,678,548
Bear Stearns Alt-A Trust floater:
Series 2005-1 Class A1, 0.8019% 1/25/35 (h)	3,827,379	1,854,431
Series 2005-2 Class 1A1, 0.7719% 3/25/35 (h)	361,717	186,563
Series 2005-5 Class 1A1, 0.7419% 7/25/35 (h)	464,626	238,671
Chase Mortgage Finance Trust:
Series 2007-A1 Class 1A5, 4.9664% 2/25/37 (h)	931,661	689,429
Series 2007-A2 Class 2A1, 5.1798% 7/25/37 (h)	1,620,663	1,305,400
Countrywide Alternative Loan Trust planned amortization class Series 2003-5T2 Class A2, 0.9219% 5/25/33 (h)	55,122	54,122
Credit Suisse First Boston Adjustable Rate Mortgage Trust floater:
Series 2004-1 Class 9A2, 0.9219% 1/25/34 (h)	231,181	111,740
Series 2004-2 Class 7A3, 0.9219% 2/25/35 (h)	81,109	44,675
Series 2004-4 Class 5A2, 0.9219% 3/25/35 (h)	17,571	8,139
Series 2005-1 Class 5A2, 0.8519% 5/25/35 (h)	858,578	396,365
Series 2005-10:
Class 5A1, 0.7819% 1/25/36 (h)	466,987	221,889
Class 5A2, 0.8419% 1/25/36 (h)	210,111	96,327
Series 2005-2:
Class 6A2, 0.8019% 6/25/35 (h)	72,280	32,629
Class 6M2, 1.0019% 6/25/35 (h)	959,000	177,168
Series 2005-3 Class 8A2, 0.7619% 7/25/35 (h)	339,751	156,887
Series 2005-4 Class 7A2, 0.7519% 8/25/35 (h)	111,582	47,333
Series 2005-8 Class 7A2, 0.8019% 11/25/35 (h)	276,667	153,621
Credit Suisse First Boston Mortgage Securities Corp. floater:
Series 2004-AR4 Class 5A2, 1.2619% 5/25/34 (h)	10,087	5,024
Series 2004-AR5 Class 11A2, 1.2619% 6/25/34 (h)	21,028	10,761
Series 2004-AR6 Class 9A2, 1.2619% 10/25/34 (h)	99,191	49,736
Series 2004-AR7 Class 6A2, 1.2819% 8/25/34 (h)	28,957	13,469
Series 2004-AR8 Class 8A2, 0.9019% 9/25/34 (h)	19,214	9,611
Series 2007-AR7 Class 2A1, 4.6046% 11/25/34 (h)	2,092,170	1,433,652
Deutsche Alt-A Securities Mortgage Loan Trust floater Series 2007-BAR1 Class A3, 0.6819% 3/25/37 (h)	2,233,000	612,461
DSLA Mortgage Loan Trust Series 2006-AR2 Class 2AB1, 0.6463% 9/19/36 (h)	436,807	364,559
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
First Horizon Mortgage pass-thru Trust floater Series 2004-FL1 Class 2A1, 2.15% 12/25/34 (h)	$ 37,128	$ 18,317
Fosse Master Issuer PLC floater Series 2006-1A:
Class B2, 1.3025% 10/18/54 (b)(h)	1,858,000	1,438,092
Class C2, 1.6125% 10/18/54 (b)(h)	623,000	274,245
Class M2, 1.3925% 10/18/54 (b)(h)	1,068,000	700,181
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 1.7213% 11/20/56 (b)(h)	1,594,000	761,074
Gracechurch Mortgage Funding PLC floater Series 1A Class DB, 1.8238% 10/11/41 (b)(h)	2,024,000	891,289
Granite Master Issuer PLC floater:
Series 2006-1A Class C2, 1.145% 12/20/54 (b)(h)	7,007,000	420,420
Series 2006-2 Class C1, 1.015% 12/20/54 (h)	11,874,000	831,180
Series 2006-3 Class C2, 1.045% 12/20/54 (h)	730,000	44,968
Series 2006-4:
Class B1, 0.635% 12/20/54 (h)	1,954,000	332,180
Class C1, 0.925% 12/20/54 (h)	1,195,000	71,700
Class M1, 0.715% 12/20/54 (h)	515,000	56,650
Series 2007-1:
Class 1C1, 0.845% 12/20/54 (h)	1,207,000	84,490
Class 1M1, 0.695% 12/20/54 (h)	785,000	86,350
Class 2C1, 0.975% 12/20/54 (h)	2,126,000	148,820
Class 2M1, 0.795% 12/20/54 (h)	4,428,000	487,080
Series 2007-2 Class 2C1, 0.9856% 12/17/54 (h)	1,397,000	83,820
Granite Mortgages PLC floater Series 2003-3:
Class 1B, 1.5925% 1/20/44 (h)	2,564,032	641,008
Class 1C, 2.5925% 1/20/44 (h)	279,947	35,295
GSR Mortgage Loan Trust Series 2007-AR2 Class 2A1, 4.8294% 4/25/35 (h)	2,474,027	1,520,928
Harborview Mortgage Loan Trust floater Series 2005-2 Class 2A1A, 0.7763% 5/19/35 (h)	275,947	101,254
Holmes Master Issuer PLC floater Series 2006-1A Class 2C, 1.4844% 7/15/40 (b)(h)	396,000	277,200
Homestar Mortgage Acceptance Corp. floater Series 2004-5 Class A1, 0.9719% 10/25/34 (h)	99,909	55,526
Impac CMB Trust floater:
Series 2004-11 Class 2A2, 1.2619% 3/25/35 (h)	168,948	44,105
Series 2005-1:
Class M4, 1.2719% 4/25/35 (h)	19,953	2,883
Class M5, 1.2919% 4/25/35 (h)	19,953	2,433
Class M6, 1.3419% 4/25/35 (h)	31,925	3,442
Series 2005-3 Class A1, 0.7619% 8/25/35 (h)	400,436	200,416
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Impac CMB Trust floater: - continued
Series 2005-4 Class 1B1, 1.8219% 5/25/35 (h)	$ 124,590	$ 10,781
Series 2005-6 Class 1M3, 1.1319% 10/25/35 (h)	107,607	7,207
Lehman Structured Securities Corp. floater Series 2005-1 Class A2, 0.8669% 9/26/45 (b)(h)	317,449	134,992
MASTR Adjustable Rate Mortgages Trust:
floater Series 2005-1 Class 1A1, 0.7919% 3/25/35 (h)	48,300	26,499
Series 2007-3 Class 22A2, 0.7319% 5/25/47 (h)	927,000	346,083
MASTR Alternative Loan Trust Series 2004-3 Class 3A1, 6% 4/25/34	459,939	337,436
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.6919% 2/25/37 (h)	1,159,025	394,068
Merrill Lynch Floating Trust floater Series 2006-1:
Class B, 0.7263% 6/15/22 (b)(h)	128,000	64,000
Class C, 0.7463% 6/15/22 (b)(h)	828,000	372,600
Class D, 0.7563% 6/15/22 (b)(h)	318,000	95,400
Class E, 0.7663% 6/15/22 (b)(h)	509,000	127,250
Class F, 0.7963% 6/15/22 (b)(h)	919,000	202,180
Class G, 0.8663% 6/15/22 (b)(h)	191,000	38,200
Class H, 0.8863% 6/15/22 (b)(h)	382,000	57,300
Class J, 0.9263% 6/15/22 (b)(h)	446,000	44,600
Merrill Lynch Mortgage Investors Trust floater:
Series 2003-A Class 2A1, 0.9119% 3/25/28 (h)	1,155,564	674,173
Series 2003-B Class A1, 0.8619% 4/25/28 (h)	151,835	88,766
Series 2003-D Class A, 0.8319% 8/25/28 (h)	128,975	83,105
Series 2003-E Class A2, 2.0813% 10/25/28 (h)	213,151	127,128
Series 2003-F Class A2, 2.0963% 10/25/28 (h)	173,939	103,957
Series 2004-A Class A2, 2.0063% 4/25/29 (h)	198,255	122,834
Series 2004-B Class A2, 2.8388% 6/25/29 (h)	151,866	89,740
Series 2004-C Class A2, 2.15% 7/25/29 (h)	175,214	108,552
Series 2004-D Class A2, 2.1113% 9/25/29 (h)	148,232	87,751
Series 2004-E:
Class A2B, 2.1163% 11/25/29 (h)	1,147,162	692,946
Class A2D, 2.3063% 11/25/29 (h)	51,341	30,892
Series 2004-G Class A2, 3.48% 11/25/29 (h)	701,783	413,679
Series 2005-A Class A2, 2.0013% 2/25/30 (h)	166,680	100,079
Series 2005-B Class A2, 2.7988% 7/25/30 (h)	1,065,455	648,659
Merrill Lynch-CFC Commercial Mortgage Trust Series 2006-3 Class ASB, 5.382% 7/12/46 (h)	8,450,000	7,116,065
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
MortgageIT Trust floater:
Series 2004-2:
Class A1, 0.8919% 12/25/34 (h)	$ 180,263	$ 117,658
Class A2, 0.9719% 12/25/34 (h)	243,784	149,950
Series 2005-2 Class 1A1, 0.7819% 5/25/35 (h)	203,619	113,008
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.8119% 7/25/35 (h)	5,041,633	2,190,991
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 0.8219% 3/25/37 (h)	1,589,000	58,884
Permanent Financing No. 8 PLC floater Class 3C, 1.8125% 6/10/42 (h)	1,334,000	966,275
Permanent Master Issuer PLC floater Series 2006-1 Class 2C, 1.4944% 7/17/42 (h)	338,000	250,120
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 4.5836% 10/25/35 (h)	3,252,805	2,253,576
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2003-B Class B5, 2.8963% 7/10/35 (b)(h)	879,554	403,364
Series 2003-CB1:
Class B3, 1.9963% 6/10/35 (b)(h)	1,823,001	964,367
Class B4, 2.1963% 6/10/35 (b)(h)	1,020,264	488,911
Class B5, 2.7963% 6/10/35 (b)(h)	693,010	323,843
Class B6, 3.2963% 6/10/35 (b)(h)	417,089	194,280
Series 2004-A:
Class B4, 1.7463% 2/10/36 (b)(h)	520,100	171,685
Class B5, 2.2463% 2/10/36 (b)(h)	346,733	107,730
Series 2004-B:
Class B4, 1.6463% 2/10/36 (b)(h)	225,881	65,776
Class B5, 2.0963% 2/10/36 (b)(h)	165,278	41,485
Series 2004-C:
Class B4, 1.4963% 9/10/36 (b)(h)	290,229	81,671
Class B5, 1.8963% 9/10/36 (b)(h)	325,578	78,236
Residential Accredit Loans, Inc. floater Series 2006-QO7 Class 3A1, 0.6219% 9/25/46 (h)	7,292,997	5,413,778
Residential Asset Mortgage Products, Inc.:
sequential payer Series 2003-SL1 Class A31, 7.125% 4/25/31	1,087,815	972,575
Series 2005-AR5 Class 1A1, 5.3716% 9/19/35 (h)	162,236	100,762
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.9719% 6/25/33 (b)(h)	178,243	117,278
ResMAE Mortgage Loan Trust floater Series 2006-1 Class A2A, 0.6219% 2/25/36 (b)(h)	28,131	27,542
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Salomon Brothers Mortgage Securities VII, Inc.:
Series 2003-UP1 Class A, 3.45% 4/25/32 (b)	$ 635,977	$ 493,180
Series 2006-C2 Class H, 6.308% 7/18/33 (b)	4,630,000	3,173,678
Sequoia Mortgage Trust floater:
Series 2003-5 Class A2, 3.7963% 9/20/33 (h)	274,905	171,988
Series 2004-1 Class A, 1.8888% 2/20/34 (h)	103,533	66,489
Series 2004-10 Class A4, 4.5188% 11/20/34 (h)	149,582	92,432
Series 2004-12 Class 1A2, 2.1538% 1/20/35 (h)	2,078,768	1,166,200
Series 2004-3 Class A, 3.885% 5/20/34 (h)	140,662	86,264
Series 2004-4 Class A, 4.4388% 5/20/34 (h)	1,441,987	836,587
Series 2004-5 Class A3, 2.9113% 6/20/34 (h)	211,733	120,942
Series 2004-6:
Class A3A, 2.1613% 7/20/34 (h)	163,570	105,323
Class A3B, 2.3038% 7/20/34 (h)	31,278	17,928
Series 2004-7:
Class A3A, 1.9138% 8/20/34 (h)	164,494	98,842
Class A3B, 2.1388% 7/20/34 (h)	20,288	11,928
Series 2004-8 Class A2, 2.15% 9/20/34 (h)	408,549	244,897
Series 2005-1 Class A2, 1.7513% 2/20/35 (h)	275,835	165,623
Series 2005-2 Class A2, 2.03% 3/20/35 (h)	340,529	206,102
Series 2005-3 Class A1, 0.745% 5/20/35 (h)	167,315	82,295
Structured Asset Securities Corp. floater Series 2004-NP1 Class A, 0.9219% 9/25/33 (b)(h)	59,615	25,261
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.7219% 9/25/36 (h)	2,128,000	947,146
WaMu Mortgage pass-thru certificates:
floater:
Series 2006-AR11 Class C1B1, 0.6019% 9/25/46 (h)	89,701	85,748
Series 2006-AR7 Class C1B1, 0.5819% 7/25/46 (h)	34,071	33,078
sequential payer Series 2003-MS9 Class 2A1, 7.5% 4/25/33	644,579	541,917
Series 2005-AR14 Class 1A1, 5.0452% 12/25/35 (h)	7,258,704	5,146,799
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-EE Class 2A2, 4.1605% 12/25/34 (h)	5,705,647	4,444,171
Series 2004-V Class 1A2, 4.0144% 10/25/34 (h)	2,422,826	1,892,282
Series 2005-AR10 Class 2A2, 4.1913% 6/25/35 (h)	4,390,638	3,251,976
Series 2005-AR12:
Class 2A5, 4.2651% 7/25/35 (h)	2,825,000	1,463,938
Class 2A6, 4.2651% 7/25/35 (h)	2,948,377	2,173,610
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Wells Fargo Mortgage Backed Securities Trust: - continued
Series 2005-AR2 Class 2A2, 4.57% 3/25/35	$ 8,200,069	$ 5,972,179
Series 2005-AR3 Class 2A1, 4.4069% 3/25/35 (h)	1,661,467	1,196,088
Series 2006-AR8 Class 3A1, 5.2374% 4/25/36 (h)	21,411,758	13,625,885
TOTAL PRIVATE SPONSOR		109,399,098
U.S. Government Agency - 1.2%
Fannie Mae planned amortization class:
Series 1999-54 Class PH, 6.5% 11/18/29	8,687,379	9,217,199
Series 1999-57 Class PH, 6.5% 12/25/29	6,212,436	6,601,945
Series 2006-45 Class OP, 6/25/36 (j)	3,122,613	2,697,451
Fannie Mae Grantor Trust floater Series 2005-90 Class FG, 0.7719% 10/25/35 (h)	9,995,455	9,749,822
Fannie Mae subordinate REMIC pass-thru certificates:
planned amortization class Series 2001-7 Class PQ, 6% 10/25/15	33,902	33,934
sequential payer Series 2004-3 Class BA, 4% 7/25/17	272,599	279,616
Freddie Mac Multi-class participation certificates guaranteed planned amortization class:
Series 2006-15 Class OP, 3/25/36 (j)	3,302,717	2,674,217
Series 2665 Class PB, 3.5% 6/15/23	44,431	44,356
Series 2731 Class PU, 4.5% 5/15/26	4,977,903	5,078,435
Series 2885 Class PC, 4.5% 3/15/18	5,430,000	5,582,544
TOTAL U.S. GOVERNMENT AGENCY		41,959,519
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $232,351,137)		151,358,617
Commercial Mortgage Securities - 8.0%

Asset Securitization Corp. Series 1997-D5 Class PS1, 1.2124% 2/14/43 (h)(i)	23,072,148	792,245
Banc of America Commercial Mortgage Trust:
sequential payer Series 2006-5:
Class A1, 5.185% 7/10/11	2,077,429	2,060,598
Class A2, 5.317% 9/10/47	4,855,000	4,133,797
Class A3, 5.39% 9/10/47	3,670,000	2,845,263
Series 2006-5 Class XP, 0.832% 9/10/47 (i)	79,635,846	1,522,144
Commercial Mortgage Securities - continued
	Principal Amount	Value
Banc of America Commercial Mortgage Trust: - continued
Series 2007-3 Class A3, 5.6583% 6/10/49 (h)	$ 8,000,000	$ 5,547,333
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class F, 1.0263% 3/15/22 (b)(h)	400,000	180,000
Class G, 1.0863% 3/15/22 (b)(h)	259,000	98,420
Series 2006-BIX1:
Class F, 0.8663% 10/15/19 (b)(h)	1,030,000	412,000
Class G, 0.8863% 10/15/19 (b)(h)	702,000	245,700
Bayview Commercial Asset Trust floater:
Series 2003-2 Class M1, 1.3719% 12/25/33 (b)(h)	63,916	33,556
Series 2004-1:
Class A, 0.8819% 4/25/34 (b)(h)	883,022	662,266
Class B, 2.4219% 4/25/34 (b)(h)	98,207	31,917
Class M1, 1.0819% 4/25/34 (b)(h)	79,688	45,821
Class M2, 1.7219% 4/25/34 (b)(h)	71,551	33,987
Series 2004-2:
Class A, 0.9519% 8/25/34 (b)(h)	1,773,795	1,419,036
Class M1, 1.1019% 8/25/34 (b)(h)	151,643	87,195
Series 2004-3:
Class A1, 0.8919% 1/25/35 (b)(h)	1,358,619	984,999
Class A2, 0.9419% 1/25/35 (b)(h)	433,485	281,765
Class M1, 1.0219% 1/25/35 (b)(h)	498,234	298,940
Class M2, 1.5219% 1/25/35 (b)(h)	316,792	158,396
Series 2005-2A:
Class A1, 0.8319% 8/25/35 (b)(h)	988,793	692,155
Class M1, 0.9519% 8/25/35 (b)(h)	73,166	29,267
Class M2, 1.0019% 8/25/35 (b)(h)	121,247	48,499
Class M3, 1.0219% 8/25/35 (b)(h)	66,895	23,413
Class M4, 1.1319% 8/25/35 (b)(h)	61,669	18,501
Series 2005-3A:
Class A1, 0.8419% 11/25/35 (b)(h)	539,921	350,949
Class A2, 0.9219% 11/25/35 (b)(h)	350,326	201,438
Class M2, 1.0119% 11/25/35 (b)(h)	76,404	29,034
Class M3, 1.0319% 11/25/35 (b)(h)	68,481	23,968
Class M4, 1.1219% 11/25/35 (b)(h)	85,459	29,911
Series 2005-4A:
Class A2, 0.9119% 1/25/36 (b)(h)	1,262,866	694,576
Class B1, 1.9219% 1/25/36 (b)(h)	102,827	30,848
Class M1, 0.9719% 1/25/36 (b)(h)	407,615	203,807
Class M2, 0.9919% 1/25/36 (b)(h)	121,915	57,910
Class M3, 1.0219% 1/25/36 (b)(h)	178,562	80,353
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust floater: - continued
Series 2005-4A:
Class M4, 1.1319% 1/25/36 (b)(h)	$ 92,976	$ 39,515
Class M5, 1.1719% 1/25/36 (b)(h)	92,976	37,190
Class M6, 1.2219% 1/25/36 (b)(h)	99,133	37,175
Series 2006-1:
Class A2, 0.8819% 4/25/36 (b)(h)	195,096	126,813
Class M6, 1.1619% 4/25/36 (b)(h)	65,670	22,984
Series 2006-2A:
Class A1, 0.7519% 7/25/36 (b)(h)	1,932,022	1,275,134
Class A2, 0.8019% 7/25/36 (b)(h)	174,105	104,463
Class B3, 3.2219% 7/25/36 (b)(h)	93,126	18,625
Class M1, 0.8319% 7/25/36 (b)(h)	182,877	91,439
Class M2, 0.8519% 7/25/36 (b)(h)	128,891	61,868
Class M3, 0.8719% 7/25/36 (b)(h)	101,224	45,551
Class M4, 0.9419% 7/25/36 (b)(h)	68,157	27,263
Class M5, 0.9919% 7/25/36 (b)(h)	83,678	29,287
Class M6, 1.0619% 7/25/36 (b)(h)	132,940	46,529
Series 2006-3A:
Class B1, 1.3219% 10/25/36 (b)(h)	107,789	32,337
Class B3, 3.1219% 10/25/36 (b)(h)	126,826	25,365
Class M4, 0.9519% 10/25/36 (b)(h)	119,421	48,963
Class M5, 1.0019% 10/25/36 (b)(h)	151,215	56,706
Class M6, 1.0819% 10/25/36 (b)(h)	295,450	103,408
Series 2006-4A:
Class A1, 0.7519% 12/25/36 (b)(h)	1,095,351	711,978
Class A2, 0.7919% 12/25/36 (b)(h)	2,443,063	1,526,915
Class B1, 1.2219% 12/25/36 (b)(h)	80,541	24,162
Class B3, 2.9719% 12/25/36 (b)(h)	139,968	27,994
Class M1, 0.8119% 12/25/36 (b)(h)	176,422	97,032
Class M2, 0.8319% 12/25/36 (b)(h)	111,990	55,995
Class M3, 0.8619% 12/25/36 (b)(h)	113,524	47,680
Class M4, 0.9219% 12/25/36 (b)(h)	135,768	54,307
Class M5, 0.9619% 12/25/36 (b)(h)	125,030	50,012
Class M6, 1.0419% 12/25/36 (b)(h)	111,990	39,196
Series 2007-1:
Class A2, 0.7919% 3/25/37 (b)(h)	460,945	241,996
Class B1, 1.1919% 3/25/37 (b)(h)	142,445	42,733
Class B2, 1.6719% 3/25/37 (b)(h)	103,233	28,389
Class B3, 3.8719% 3/25/37 (b)(h)	293,693	58,739
Class M1, 0.7919% 3/25/37 (b)(h)	124,039	62,020
Class M2, 0.8119% 3/25/37 (b)(h)	92,829	43,630
Class M3, 0.8419% 3/25/37 (b)(h)	82,426	37,092
Class M5, 0.9419% 3/25/37 (b)(h)	103,233	41,293
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust floater: - continued
Series 2007-1:
Class M6, 1.0219% 3/25/37 (b)(h)	$ 144,846	$ 50,696
Series 2007-2A:
Class A1, 0.7919% 7/25/37 (b)(h)	1,652,834	999,965
Class A2, 0.8419% 7/25/37 (b)(h)	1,548,314	890,281
Class B1, 2.1219% 7/25/37 (b)(h)	458,825	126,177
Class B2, 2.7719% 7/25/37 (b)(h)	399,479	99,870
Class B3, 3.8719% 7/25/37 (b)(h)	446,425	107,142
Class M1, 0.8919% 7/25/37 (b)(h)	518,171	259,086
Class M2, 0.9319% 7/25/37 (b)(h)	199,297	94,666
Class M3, 1.0119% 7/25/37 (b)(h)	199,297	89,684
Class M4, 1.1719% 7/25/37 (b)(h)	570,432	213,912
Class M5, 1.2719% 7/25/37 (b)(h)	504,885	176,710
Class M6, 1.5219% 7/25/37 (b)(h)	635,978	206,693
Series 2007-3:
Class A2, 0.8119% 7/25/37 (b)(h)	675,798	439,269
Class B1, 1.4719% 7/25/37 (b)(h)	403,058	112,856
Class B2, 2.1219% 7/25/37 (b)(h)	1,050,061	252,015
Class B3, 4.5219% 7/25/37 (b)(h)	537,723	107,545
Class M1, 0.8319% 7/25/37 (b)(h)	353,660	187,440
Class M2, 0.8619% 7/25/37 (b)(h)	375,187	176,338
Class M3, 0.8919% 7/25/37 (b)(h)	614,292	264,146
Class M4, 1.0219% 7/25/37 (b)(h)	963,339	385,336
Class M5, 1.1219% 7/25/37 (b)(h)	483,592	183,765
Class M6, 1.3219% 7/25/37 (b)(h)	365,195	127,818
Series 2007-4A:
Class B1, 3.0719% 9/25/37 (b)(h)	140,244	37,866
Class B2, 3.9719% 9/25/37 (b)(h)	530,212	132,553
Class M1, 1.4719% 9/25/37 (b)(h)	134,815	67,407
Class M2, 1.5719% 9/25/37 (b)(h)	134,815	60,667
Class M4, 2.1219% 9/25/37 (b)(h)	356,491	133,684
Class M5, 2.2719% 9/25/37 (b)(h)	356,491	124,772
Class M6, 2.4719% 9/25/37 (b)(h)	357,395	116,154
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class G, 0.9963% 3/15/19 (b)(h)	524,000	283,037
Class H, 1.2063% 3/15/19 (b)(h)	352,000	158,400
Class J, 1.4063% 3/15/19 (b)(h)	265,000	106,000
Series 2007-BBA8:
Class D, 0.8063% 3/15/22 (b)(h)	271,000	176,611
Class E, 0.8563% 3/15/22 (b)(h)	1,409,000	847,678
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bear Stearns Commercial Mortgage Securities Trust: - continued
floater:
Series 2007-BBA8:
Class F, 0.9063% 3/15/22 (b)(h)	$ 864,000	$ 453,820
Class G, 0.9563% 3/15/22 (b)(h)	222,000	114,500
Class H, 1.1063% 3/15/22 (b)(h)	271,000	121,950
Class J, 1.2563% 3/15/22 (b)(h)	271,000	108,400
sequential payer:
Series 2006-T24 Class A1, 4.905% 10/12/41 (h)	5,526,948	5,444,561
Series 2007 PW17 Class A4, 5.694% 6/11/50	9,510,000	7,030,104
Series 2004-ESA:
Class C, 4.937% 5/14/16 (b)	2,395,000	2,401,168
Class D, 4.986% 5/14/16 (b)	875,000	877,304
Class E, 5.064% 5/14/16 (b)	2,705,000	2,712,375
Class F, 5.182% 5/14/16 (b)	650,000	651,864
Series 2006-PW13 Class A3, 5.518% 9/11/41	5,555,000	4,433,483
C-BASS Trust floater Series 2006-SC1 Class A, 0.7919% 5/25/36 (b)(h)	707,829	308,680
Chase Commercial Mortgage Securities Corp.:
Series 1999-2:
Class E, 7.734% 1/15/32	1,697,876	1,651,933
Class F, 7.734% 1/15/32	920,000	889,947
Series 2001-245 Class A2, 5.8567% 2/12/16 (b)(h)	2,080,000	2,066,549
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class G, 0.8863% 11/15/36 (b)(h)	289,000	99,647
Class H, 0.9263% 11/15/36 (b)(h)	231,000	74,521
Series 2007-FL3A Class A2, 0.6963% 4/15/22 (b)(h)	3,890,000	1,750,500
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class D, 0.8663% 4/15/17 (b)(h)	618,000	312,955
Class E, 0.9263% 4/15/17 (b)(h)	197,000	91,723
Class F, 0.9663% 4/15/17 (b)(h)	112,000	48,798
Class G, 1.1063% 4/15/17 (b)(h)	112,000	45,371
Class H, 1.1763% 4/15/17 (b)(h)	112,000	45,920
Class J, 1.4063% 4/15/17 (b)(h)	86,000	34,400
Series 2005-FL11:
Class F, 1.0063% 11/15/17 (b)(h)	249,535	89,198
Class G, 1.0563% 11/15/17 (b)(h)	173,231	58,012
sequential payer Series 2006-CN2A Class A2FX, 5.449% 2/5/19	20,000,000	15,863,450
Commercial Mortgage Securities - continued
	Principal Amount	Value
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer Series 2003-C4 Class A3, 4.7% 8/15/36 (h)	$ 278,021	$ 272,738
Series 1997-C2 Class D, 7.27% 1/17/35	3,925,186	3,960,726
Series 1998-C1 Class D, 7.17% 5/17/40	5,236,696	5,231,078
Series 1999-C1 Class E, 8.0405% 9/15/41 (h)	5,030,000	4,836,709
Series 2003-C3 Class ASP, 1.6988% 5/15/38 (b)(h)(i)	44,047,991	731,602
Series 2004-C1 Class ASP, 0.9455% 1/15/37 (b)(h)(i)	26,418,347	452,670
Credit Suisse Mortgage Capital Certificates floater:
Series 200-TFL1 Class B, 0.7063% 2/15/22 (b)(h)	4,655,000	1,629,250
Series 2007-TFL1:
Class C:
0.7263% 2/15/22 (b)(h)	1,212,000	363,600
0.8263% 2/15/22 (b)(h)	433,000	108,250
Class F, 0.8763% 2/15/22 (b)(h)	866,000	190,520
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1 Class G, 6.936% 3/15/33 (b)	1,865,000	1,495,211
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	6,160,000	3,672,502
Ginnie Mae guaranteed Multi-family REMIC pass-thru securities sequential payer:
Series 2002-26 Class C, 5.9884% 2/16/24 (h)	981,196	996,438
Series 2002-35 Class C, 5.8635% 10/16/23 (h)	65,921	66,659
GMAC Commercial Mortgage Securities, Inc.:
sequential payer Series 2005-C1 Class A2, 4.471% 5/10/43 (h)	3,564,125	3,520,138
Series 2004-C3 Class X2, 0.6604% 12/10/41 (h)(i)	4,920,926	55,296
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.6975% 11/5/21 (b)(h)	4,685,000	2,341,768
sequential payer Series 2004-GG1 Class A4, 4.755% 6/10/36	2,995,000	2,858,850
Series 2003-C1 Class XP, 2.0725% 7/5/35 (b)(h)(i)	22,114,718	422,101
Series 2006-GG7 Class A4, 5.9139% 7/10/38 (h)	7,500,000	5,442,273
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class C, 0.7581% 6/6/20 (b)(h)	545,000	392,400
Class D, 0.7981% 6/6/20 (b)(h)	1,495,000	971,750
Class E, 0.8881% 6/6/20 (b)(h)	2,978,000	1,846,360
Class F, 0.9581% 6/6/20 (b)(h)	543,000	298,650
Commercial Mortgage Securities - continued
	Principal Amount	Value
GS Mortgage Securities Corp. II: - continued
floater:
Series 2007-EOP:
Class D, 0.8881% 3/6/20 (b)(h)	$ 4,485,000	$ 2,870,400
Class H, 1.1681% 3/1/20 (b)(h)	480,000	288,000
Class J, 1.3681% 3/1/20 (b)(h)	690,000	393,507
sequential payer Series 2001-LIBA Class A2, 6.615% 2/14/16 (b)	5,835,000	6,211,947
GS Mortgage Securities Trust sequential payer:
Series 2006-GG8 Class A4, 5.56% 11/10/39 (h)	17,946,000	13,474,926
Series 2007-GG10 Class A1, 5.69% 8/10/45	3,369,615	3,302,541
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class D, 0.7863% 11/15/18 (b)(h)	141,254	63,564
Class E, 0.8363% 11/15/18 (b)(h)	212,535	91,390
Class F, 0.8863% 11/15/18 (b)(h)	319,129	134,034
Class G, 0.9163% 11/15/18 (b)(h)	277,276	110,910
Class H, 1.0563% 11/15/18 (b)(h)	212,535	80,763
sequential payer:
Series 2005-LDP2 Class A2, 4.575% 7/15/42	3,740,000	3,427,176
Series 2006-CB14 Class A3B, 5.4855% 12/12/44 (h)	2,375,000	1,851,921
Series 2006-CB17 Class A4, 5.429% 12/12/43	7,221,000	4,960,370
Series 2007-CB20 Class A4, 5.794% 2/12/51	4,630,000	3,060,534
Series 2007-LDPX Class A3, 5.412% 1/15/49	7,221,000	4,880,109
LB Commercial Conduit Mortgage Trust:
Series 1999-C1 Class B, 6.93% 6/15/31	3,854,000	3,843,822
Series 2007-C3:
Class F, 5.9332% 7/15/44 (h)	3,100,000	183,772
Class G, 5.9332% 7/15/44 (b)(h)	5,475,000	396,806
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2001-C3 Class A1, 6.058% 6/15/20	1,932,991	1,939,838
Series 2003-C5 Class A2, 3.478% 7/15/27	1,411	1,409
Series 2005-C3 Class A2, 4.553% 7/15/30	2,986,474	2,940,776
Series 2007-C1 Class A4, 5.424% 2/15/40	4,410,000	2,994,764
Series 2006-C3 Class A3 5.689% 3/15/32	10,500,000	8,599,851
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A Class C, 4.13% 11/20/37 (b)	5,900,000	3,245,000
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class F, 0.8963% 9/15/21 (b)(h)	743,007	279,512
Class G, 0.9163% 9/15/21 (b)(h)	1,468,167	493,535
Class H, 0.9563% 9/15/21 (b)(h)	378,549	120,519
Commercial Mortgage Securities - continued
	Principal Amount	Value
Merrill Lynch Mortgage Trust sequential payer:
Series 2005-CIP1 Class A2, 4.96% 7/12/38	$ 2,110,000	$ 1,892,721
Series 2005-MCP1 Class A2, 4.556% 6/12/43	3,865,000	3,613,513
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer Series 2006-1 CLass A3, 5.671% 2/12/39	3,475,000	2,880,342
Series 2007-7 Class B, 5.75% 6/12/50	1,365,000	218,400
Morgan Stanley Capital I Trust:
floater:
Series 2007-XCLA Class A1, 0.757% 7/17/17 (b)(h)	1,779,102	1,014,088
Series 2007-XLCA Class B, 1.0556% 7/17/17 (b)(h)	1,013,536	91,218
Series 2007-XLFA:
Class D, 0.747% 10/15/20 (b)(h)	434,000	108,500
Class E, 0.807% 10/15/20 (b)(h)	542,000	108,400
Class F, 0.857% 10/15/20 (b)(h)	326,000	58,680
Class G, 0.897% 10/15/20 (b)(h)	402,000	60,300
Class H, 0.987% 10/15/20 (b)(h)	253,000	25,300
Class J, 1.137% 10/15/20 (b)(h)	289,000	23,120
Class MHRO, 1.247% 10/15/20 (b)(h)	110,453	12,150
Class NHRO, 1.447% 10/15/20 (b)(h)	171,613	15,445
sequential payer:
Series 2006-HQ10 Class A4, 5.328% 11/12/41	3,030,000	2,331,554
Series 2007-HQ11 Class A31, 5.439% 2/20/44 (h)	8,435,000	6,111,798
Series 2007-IQ14 Class A1, 5.38% 4/15/49	5,862,457	5,743,190
Series 2007-IQ16 Class A4, 5.809% 12/12/49	9,390,000	6,533,529
Series 2007-T27 Class A4, 5.804% 6/11/42	7,464,000	5,627,083
Series 2006-HQ8 Class A3, 5.4394% 3/12/16 (h)	5,075,000	4,486,255
Series 2006-T23 Class A3, 5.8079% 8/12/41 (h)	2,485,000	2,038,472
Series 2007-IQ14 Class B, 5.914% 4/15/49	3,845,000	624,697
Series 2007-XLC1:
Class C, 1.1556% 7/17/17 (b)(h)	1,383,558	110,685
Class D, 1.2556% 7/17/17 (b)(h)	650,701	45,549
Class E, 1.3556% 7/17/17 (b)(h)	529,285	31,757
Morgan Stanley Dean Witter Capital I Trust Series 2003-HQ2 Class X2, 1.3279% 3/12/35 (b)(h)(i)	25,629,806	613,767
Salomon Brothers Mortgage Securities VII, Inc. sequential payer Series 2000-C3 Class A2, 6.592% 12/18/33	4,880,504	4,890,174
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A Class A, 1.0019% 3/24/18 (b)(h)	104,104	93,693
Commercial Mortgage Securities - continued
	Principal Amount	Value
TrizecHahn Office Properties Trust Series 2001-TZHA Class C4, 6.893% 5/15/16 (b)	$ 4,300,000	$ 4,310,028
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2005-WL5A Class K, 1.7563% 1/15/18 (b)(h)	829,000	414,500
Series 2006-WL7A:
Class E, 0.8363% 9/15/21 (b)(h)	906,000	371,460
Class F, 0.8963% 8/11/18 (b)(h)	1,220,000	366,000
Class G, 0.9163% 8/11/18 (b)(h)	1,156,000	289,000
Class J, 1.1563% 8/11/18 (b)(h)	257,000	41,120
Series 2007-WHL8:
Class AP1, 1.2563% 6/15/20 (b)(h)	57,512	14,378
Class AP2, 1.3563% 6/15/20 (b)(h)	99,420	19,884
Class F, 1.0363% 6/15/20 (b)(h)	1,931,000	617,920
Class LXR2, 1.3563% 6/15/20 (b)(h)	1,315,775	197,366
sequential payer:
Series 2006-C29 Class A3, 5.313% 11/15/48	7,500,000	5,722,024
Series 2007-C32 Class A3, 5.7407% 6/15/49 (h)	5,370,000	3,422,626
Series 2005-C19 Class B, 4.892% 5/15/44	5,000,000	1,800,000
Series 2006-C25 Class AM, 5.7403% 5/15/43 (h)	8,730,000	4,270,740
Series 2007-C31 Class C, 5.6924% 4/15/47 (h)	4,335,000	520,200
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $358,027,955)		269,570,018
Preferred Securities - 0.1%

FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
MUFG Capital Finance 1 Ltd. 6.346% (h) (Cost $3,361,000)	3,361,000	2,390,998
Cash Equivalents - 2.7%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.16%, dated 3/31/09 due 4/1/09 (Collateralized by U.S. Government Obligations) # (Cost $89,618,000)	$ 89,618,386	89,618,000
TOTAL INVESTMENT PORTFOLIO - 105.0% (Cost $3,929,534,708)		3,533,241,370
NET OTHER ASSETS - (5.0)%		(167,015,950)
NET ASSETS - 100%		$ 3,366,225,420
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swaps

Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8, Class B3, 7.2913% 9/25/34 (Rating-B1) (f)

	Oct. 2034	$ 327,130	$ (243,904)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 9.01% 8/25/34 (Rating-C) (f)	Sept. 2034	299,897	(277,570)
Receive from Barclays Bank upon credit event of Ryder System, Inc., par value of the notional amount of Ryder System, Inc. 6.95% 12/1/25, and pay quarterly notional amount multiplied by .91%	June 2013	6,400,000	557,285
Receive from Deutsche Bank, upon credit event of Chartered Semiconductor Manufacturing Ltd., par value of the notional amount of Chartered Semiconductor Manufacturing Ltd. 6.375% 8/3/15 and pay quarterly notional amount multiplied by 1.14%	Sept. 2013	3,870,000	1,232,872
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-Ca) (g)	Sept. 2037	15,000,000	(14,700,000)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-Ca) (g)	Sept. 2037	4,200,000	(4,116,000)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-Ca) (g)	Sept. 2037	12,000,000	(11,760,000)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-Ca) (g)

	Sept. 2037	$ 13,600,000	$ (13,328,000)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-Ca) (g)	Sept. 2037	2,500,000	(2,450,000)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Morgan Stanley, Inc. upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-Ca) (g)	Sept. 2037	4,600,000	(4,508,000)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-Ca) (g)	Sept. 2037	7,600,000	(7,448,000)
Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34 (Rating-Baa2) (f)	August 2034	245,263	(213,444)
Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34 (Rating-A3) (f)	Oct. 2034	305,143	(176,597)
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32 (Rating-Baa3) (f)	April 2032	90,346	(77,475)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.3913% 2/25/34 (Rating-Baa3) (f)

	March 2034	$ 32,266	$ (2,429)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34 (Rating-Ba2) (f)	Feb. 2034	1,270	(1,233)
Receive quarterly notional amount multiplied by .35% and pay Goldman Sachs upon credit event of Southern California Edison Co., par value of the notional amount of Southern California Edison Co. 7.625% 1/15/10 (Rating-A3) (f)	Sept. 2010	3,700,000	(111,054)
Receive quarterly notional amount multiplied by 4% and pay Morgan Stanley, Inc. upon credit event of Developers Diversified Realty Corp., par value of the notional amount of Developers Diversified Realty Corp. 5.375% 10/15/12 (Rating-Baa3) (f)	March 2013	6,500,000	(2,749,792)
		$ 81,271,315	$ (60,373,341)
Legend
(a) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $266,609,384 or 7.9% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) A portion of the security is subject to a forward commitment to sell.

(e) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $79,333,328 of which $14,272,296 is segregated at the custodian for terminated contracts with Lehman Brothers Special Financing, Inc.

(f) Represents a credit default swap contract in which the fund has sold protection on the underlying reference entity. For the underlying reference entity, ratings disclosed are from Moody's Investor Services, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. Any underlying reference entity which is Not Rated (NR) by Moody's or S&P is designated as such. All ratings are as of the report date and do not reflect subsequent changes.

(g) Represents a tradable index of credit default swaps on home equity asset-backed debt securities. In addition, the swap represents a contract in which the fund has sold protection on the underlying securities within the index. Ratings represent a weighted average of the ratings of all securities included in the index. Ratings used in the weighted average are from Moody's Investor Services, Inc., or S&P where Moody's ratings are not available. All ratings are as of the report date and do not reflect subsequent changes.

(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(i) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(j) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$89,618,000 due 4/01/09 at 0.16%
BNP Paribas Securities Corp.	$ 60,625,307
ING Financial Markets LLC	3,010,419
J.P. Morgan Securities, Inc.	25,982,274
$ 89,618,000
Other Information

The following is a summary of the inputs used, as of March 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 3,533,241,370	$ -	$ 3,474,504,263	$ 58,737,107
Other Financial Instruments*	$ (61,139,601)	$ -	$ (2,306,894)	$ (58,832,707)
* Other financial instruments include Swap Agreements and Forward Commitments.
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
	Investments in Securities	Other Financial Instruments
Beginning Balance	$ 19,268,933	$ (41,455,409)
Total Realized Gain (Loss)	795,404	- *
Total Unrealized Gain (Loss)	(45,684,756)	36,270,419
Cost of Purchases	20,693	-
Proceeds of Sales	(5,864,251)	-
Amortization/Accretion	(4,268,205)	-
Transfer in/out of Level 3	94,469,289	(53,647,717)
Ending Balance	$ 58,737,107	$ (58,832,707)
* The realized gain (loss) for derivative instruments is not included in the rollforward. For the period, the realized gain (loss) on these instruments totaled $(44,520,718).

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities or Other Financial Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	March 31, 2009
Assets
Investment in securities, at value (including repurchase agreements of $89,618,000) - See accompanying schedule: Unaffiliated issuers (cost $3,929,534,708)		$ 3,533,241,370
Commitment to sell securities on a delayed delivery basis	$ (73,937,198)
Receivable for securities sold on a delayed delivery basis	73,170,938	(766,260)
Receivable for investments sold, regular delivery		16,993,763
Cash		475,717
Receivable for swap agreements		9,946
Receivable for fund shares sold		405,121
Interest receivable		30,382,811
Unrealized appreciation on swap agreements		1,790,157
Total assets		3,582,532,625

Liabilities
Payable for investments purchased Regular delivery	$ 34,141,420
Delayed delivery	103,883,521
Payable for swap agreements	13,944,350
Payable for fund shares redeemed	2,025,666
Distributions payable	203
Unrealized depreciation on swap agreements	62,163,498
Other payables and accrued expenses	148,547
Total liabilities		216,307,205

Net Assets		$ 3,366,225,420
Net Assets consist of:
Paid in capital		$ 3,814,687,625
Net unrealized appreciation (depreciation) on investments		(448,462,205)
Net Assets, for 39,440,383 shares outstanding		$ 3,366,225,420
Net Asset Value, offering price and redemption price per share ($3,366,225,420 ÷ 39,440,383 shares)		$ 85.35

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended March 31, 2009
Investment Income
Dividends		$ 224,172
Interest		91,873,928
Total income		92,098,100

Expenses
Custodian fees and expenses	$ 79,301
Independent directors' compensation	7,111
Miscellaneous expense	110,503
Total expenses before reductions	196,915
Expense reductions	(18,951)	177,964
Net investment income		91,920,136
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(53,088,311)
Swap agreements	(37,619,833)
Total net realized gain (loss)		(90,708,144)
Change in net unrealized appreciation (depreciation) on: Investment securities	(126,018,900)
Swap agreements	40,307,133
Delayed delivery commitments	(2,230,792)
Total change in net unrealized appreciation (depreciation)		(87,942,559)
Net gain (loss)		(178,650,703)
Net increase (decrease) in net assets resulting from operations		$ (86,730,567)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended March 31, 2009	Year ended September 30, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 91,920,136	$ 276,577,466
Net realized gain (loss)	(90,708,144)	(121,973,820)
Change in net unrealized appreciation (depreciation)	(87,942,559)	(259,380,278)
Net increase (decrease) in net assets resulting from operations	(86,730,567)	(104,776,632)
Distributions to partners from net investment income	(100,392,533)	(256,660,318)
Affiliated share transactions Proceeds from sales of shares	19,060,619	34,630,577
Reinvestment of distributions	100,391,366	256,165,220
Cost of shares redeemed	(605,535,224)	(1,382,277,549)
Net increase (decrease) in net assets resulting from share transactions	(486,083,239)	(1,091,481,752)
Total increase (decrease) in net assets	(673,206,339)	(1,452,918,702)

Net Assets
Beginning of period	4,039,431,759	5,492,350,461
End of period	$ 3,366,225,420	$ 4,039,431,759
Other Information Shares
Sold	224,431	362,726
Issued in reinvestment of distributions	1,185,640	2,707,852
Redeemed	(6,956,425)	(14,786,899)
Net increase (decrease)	(5,546,354)	(11,716,321)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

Six months ended March 31,

Years ended September 30,

2009

2008

2007

2006

2005 F

Selected Per-Share Data
Net asset value, beginning of period	$ 89.79	$ 96.86	$ 98.51	$ 98.77	$ 100.00
Income from Investment Operations
Net investment income D	2.248	5.231	5.447	5.116	3.761
Net realized and unrealized gain (loss)	(4.237)	(7.461)	(1.938)	(.783)	(1.387)
Total from investment operations	(1.989)	(2.230)	3.509	4.333	2.374
Distributions to partners from net investment income	(2.451)	(4.840)	(5.159)	(4.593)	(3.604)
Net asset value, end of period	$ 85.35	$ 89.79	$ 96.86	$ 98.51	$ 98.77
Total Return B, C	(2.16)%	(2.44)%	3.63%	4.54%	2.40%
Ratios to Average Net Assets G
Expenses before reductions	.01% A	-% E	-% E	.01%	.01% A
Expenses net of fee waivers, if any	.01% A	-% E	-% E	.01%	.01% A
Expenses net of all reductions	.01% A	-% E	-% E	.01%	.01% A
Net investment income	5.28% A	5.51%	5.57%	5.26%	4.84% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,366,225	$ 4,039,432	$ 5,492,350	$ 5,070,332	$ 3,237,612
Portfolio turnover rate	148% A	229%	247%	199%	110% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount represents less than .01%.

F For the period December 17, 2004 (commencement of operations) to September 30, 2005.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2009

1. Organization.

Fidelity Tactical Income Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios II LLC (the LLC) and is authorized to issue an unlimited number of shares. The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company. Each Fund in the LLC is a separate partnership for tax purposes. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds). The Board of Directors may permit the purchase of shares (for cash, securities or other consideration) and admit new Eligible Accredited Investors into each Fund, in accordance with the Partnership Agreement.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Directors to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Directors. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts

Semiannual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Security Valuation - continued

and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of March 31, 2009, for the Fund's investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and

Semiannual Report

2. Significant Accounting Policies - continued

Investment Transactions and Income - continued

accretion of discount on debt securities. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. The adjustments to principal due to inflation are reflected as increases or decreases to interest income, even though principal is not received until maturity.

Expenses. Most expenses of the LLC can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the LLC. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Partners. No provision has been made for federal income taxes because all income and expenses and gain/loss (realized and unrealized) are allocated daily to the partners, based on their capital balances, for inclusion in their individual income tax returns.

Distributions are declared daily and paid monthly from net investment income on a book basis, except for certain items such as market discount and inflation principal income which are deemed distributed based on allocations to the partners and are reclassified to paid in capital. Due to the Fund's partnership structure, paid in capital includes net realized gain/loss on investments.

The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 81,287,579
Unrealized depreciation	471,363,044
Net unrealized appreciation (depreciation)	$ (390,075,465)
Cost for federal income tax purposes	$ 3,923,316,835

Semiannual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

New Accounting Pronouncement. In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for reporting periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the effect derivatives have on financial performance.

3. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Semiannual Report

3. Operating Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Swap Agreements. The Fund entered into swap agreements, which are contracts between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gains or losses in the Fund's accompanying Statement of Operations. Gains or losses are realized in the event of an early termination of a swap agreement. Risks of loss may exceed amounts recognized on the Fund's Statement of Asset and Liabilities. Risks of loss may include unfavorable changes in the returns of the underlying instruments or indexes, adverse fluctuations of interest rates, failure of the counterparty to perform under the terms of the agreement and lack of liquidity in the market. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements." Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian bank in accordance with the swap agreement and if required, is identified in the Fund's Schedule of Investments. The Fund could experience delays and costs in gaining access to the collateral even though it is held in the Fund's custodian bank.

The Fund entered into credit default swap agreements to provide a measure of protection against defaults of an issuer ("buyer of protection") and/or to gain credit exposure to an issuer to which it is not otherwise exposed ("seller of protection"). The issuer may be either a single issuer or a "basket" of issuers. As a buyer of protection, the Fund does so when it holds bonds of the issuer or without owning the underlying asset or debt issued by the reference entity. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the credit worthiness of a reference obligation. Any upfront payments made or received upon entering a credit default swap contract would be amortized or accreted over the life of the swap and recorded as realized gains or losses in the Fund's accompanying Statement of Operations. Periodic payments are made over the life of the contract provided that no credit event occurs. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade

Semiannual Report

Notes to Financial Statements - continued

3. Operating Policies - continued

Swap Agreements - continued

or write-down. For credit default swaps on corporate or sovereign issuers, a credit event may be triggered by events such as bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. If a credit event were to occur during the term of the contract, upon notification from the buyer, the seller is obligated to take delivery from the buyer the notional amount of a reference obligation, at par. The difference between the value of the obligation received and the notional amount paid is recorded as a realized loss to the seller. For credit default swaps on asset-backed securities, the reference obligation described represents the security that will be put to the seller. For credit default swaps on corporate or sovereign issuers, under the terms of the agreement, the obligation that is put to the seller is not limited to the specific reference obligation described in the Fund's Schedule of Investments.

The notional amount of credit default swaps is included in the Fund's Schedule of Investments and approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller of protection and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller of protection amounted to $71,001,312 representing 2.11% of net assets.

The value of each credit default swap and credit rating disclosed for each reference obligation in the Fund's Schedule of Investments, where the Fund is the seller of protection, are both measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. Any current or future declines in the value of the swap may be partially offset by upfront payments received by the Fund as the seller of protection if applicable. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $190,749,297 and $456,803,157, respectively.

Semiannual Report

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with FIMM, FMR pays FIMM a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain exceptions such as interest expense.

6. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $7,111.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $11,840.

7. Other.

The Fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outsanding shares of the Fund.

8. Credit Risk.

The Fund invests a portion of its assets, directly or indirectly, in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Directors of Fidelity Central Investment Portfolios II LLC and Partners of Fidelity Tactical Income Central Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Tactical Income Central Fund (the Fund), a fund of Fidelity Central Investment Portfolios II LLC, including the schedule of investments, as of March 31, 2009, and the related statement of operations for the six months then ended, the statement of changes in net assets for the six months ended March 31, 2009 and for the year ended September 30, 2008, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2009, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Tactical Income Central Fund as of March 31, 2009, the results of its operations for the six months then ended, the changes in its net assets for the six months ended March 31, 2009 and for the year ended September 30, 2008, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

May 21, 2009

Semiannual Report

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Central Investment Portfolios II LLC's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Central Investment Portfolios II LLC's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios II LLC

By:	/s/ John R. Hebble
John R. Hebble
President and Treasurer

Date:	May 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John R. Hebble
John R. Hebble
President and Treasurer

Date:	May 28, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	May 28, 2009